Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

May 31, 2019

SEI-QTLY-0719
1.816014.114

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	193,163	$318,719
Atn International, Inc.	50,485	2,953,373
Bandwidth, Inc. (a)	47,088	3,417,176
Cincinnati Bell, Inc. (a)	249,327	1,595,693
Cogent Communications Group, Inc.	215,839	12,626,582
Consolidated Communications Holdings, Inc. (b)	331,838	1,327,352
Frontier Communications Corp. (a)(b)	509,006	956,931
Globalstar, Inc. (a)(b)	3,208,461	1,781,338
GlowPoint, Inc. (a)	31,599	36,655
IDT Corp. Class B	105,714	682,912
Iridium Communications, Inc. (a)(b)	479,638	10,278,642
Ooma, Inc. (a)	84,984	981,565
ORBCOMM, Inc. (a)(b)	393,191	2,626,516
Pareteum Corp. (a)(b)	353,961	1,387,527
PDVWireless, Inc. (a)(b)	45,082	2,197,748
Vonage Holdings Corp. (a)	1,087,943	12,881,245
WideOpenWest, Inc. (a)(b)	164,918	1,230,288
Zayo Group Holdings, Inc. (a)	986,387	32,254,855
		89,535,117
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	262,501	3,144,762
Ballantyne of Omaha, Inc. (a)	46,879	140,637
Cinedigm Corp. (a)	23,291	43,088
Cinemark Holdings, Inc.	510,149	19,380,561
Global Eagle Entertainment, Inc. (a)(b)	266,502	154,838
Glu Mobile, Inc. (a)	540,516	4,313,318
Lions Gate Entertainment Corp.:
Class A (b)	305,757	4,516,031
Class B	445,557	6,130,864
Live Nation Entertainment, Inc. (a)	682,496	41,509,407
LiveXLive Media, Inc. (a)(b)	104,452	394,829
Marcus Corp.	123,242	4,308,540
NTN Communications, Inc. (a)(b)	20,786	72,751
Reading International, Inc. Class A (a)	94,967	1,252,615
Rosetta Stone, Inc. (a)	107,695	2,655,759
The Madison Square Garden Co. (a)	82,088	24,284,914
World Wrestling Entertainment, Inc. Class A (b)	214,989	15,638,300
Zynga, Inc. (a)	4,048,758	25,466,688
		153,407,902
Interactive Media & Services - 0.9%
ANGI Homeservices, Inc. Class A (a)(b)	311,547	4,492,508
Autoweb, Inc. (a)	46,143	160,116
Care.com, Inc. (a)	128,223	1,832,307
CarGurus, Inc. Class A (a)(b)	161,032	5,500,853
Cars.com, Inc. (a)(b)	300,086	6,352,821
DHI Group, Inc. (a)	204,008	701,788
Eventbrite, Inc. (b)	58,942	923,032
EverQuote, Inc. Class A (b)	24,266	275,176
IAC/InterActiveCorp (a)	377,640	83,401,794
Izea Worldwide, Inc. (a)	24,439	13,693
Liberty TripAdvisor Holdings, Inc. (a)	348,877	3,715,540
Match Group, Inc. (b)	257,677	17,689,526
MeetMe, Inc. (a)(b)	371,289	1,436,888
Professional Diversity Network, Inc. (a)(b)	5,685	16,145
QuinStreet, Inc. (a)	185,174	2,838,717
Snap, Inc. Class A (a)(b)	3,612,064	42,947,441
Travelzoo, Inc. (a)	31,997	544,269
TrueCar, Inc. (a)(b)	441,882	2,881,071
Yelp, Inc. (a)	359,282	11,040,736
Zedge, Inc. (a)	22,584	48,781
Zillow Group, Inc.:
Class A (a)	211,233	8,941,493
Class C (a)(b)	594,790	25,587,866
		221,342,561
Media - 2.5%
A.H. Belo Corp. Class A	69,528	267,683
Altice U.S.A., Inc. Class A	608,771	14,300,031
AMC Networks, Inc. Class A (a)(b)	203,718	10,750,199
Beasley Broadcast Group, Inc. Class A	15,847	50,235
Cable One, Inc.	23,397	26,135,619
Cbdmd, Inc. (a)(b)	59,756	365,707
Central European Media Enterprises Ltd. Class A (a)	551,861	2,025,330
Clear Channel Outdoor Holdings, Inc. (a)	259,820	1,319,886
comScore, Inc. (a)	268,117	2,445,227
Daily Journal Corp. (a)(b)	4,233	909,629
E.W. Scripps Co. Class A	255,555	3,889,547
Emerald Expositions Events, Inc.	150,143	1,756,673
Emmis Communications Corp. Class A (a)	24,302	87,487
Entercom Communications Corp. Class A (b)	556,423	3,221,689
Entravision Communication Corp. Class A	291,837	858,001
Fluent, Inc. (a)	212,666	1,037,810
Gannett Co., Inc.	614,894	4,833,067
GCI Liberty, Inc. (a)(b)	502,732	29,203,702
Gray Television, Inc. (a)	353,774	6,095,526
Harte-Hanks, Inc. (a)	20,159	60,477
Hemisphere Media Group, Inc. (a)	92,913	1,254,326
Insignia Systems, Inc. (a)	22,471	24,269
John Wiley & Sons, Inc. Class A	248,867	10,397,663
Lee Enterprises, Inc. (a)	257,107	647,910
Liberty Broadband Corp.:
Class A (a)	145,935	14,231,581
Class C (a)	703,633	69,061,579
Liberty Global PLC:
Class A (a)	953,345	23,452,287
Class C (a)	2,610,374	63,275,466
Liberty Latin America Ltd.:
Class A (a)	192,335	3,279,312
Class C (a)	564,702	9,707,227
Liberty Media Corp.:
Liberty Braves Class A (a)	50,029	1,327,770
Liberty Braves Class C (a)	187,457	4,988,231
Liberty Formula One Group Series C (a)	970,084	36,213,236
Liberty Media Class A (a)(b)	120,484	4,388,027
Liberty SiriusXM Series A (a)	403,884	14,547,902
Liberty SiriusXM Series C (a)	741,515	26,798,352
Loral Space & Communications Ltd. (a)	57,285	1,941,962
Marchex, Inc. Class B (a)	161,827	705,566
Meredith Corp. (b)	183,919	9,521,487
MSG Network, Inc. Class A (a)(b)	335,738	7,087,429
National CineMedia, Inc.	299,105	1,959,138
New Media Investment Group, Inc.	259,758	2,397,566
Nexstar Broadcasting Group, Inc. Class A	214,429	21,475,064
Saga Communications, Inc. Class A	17,067	496,650
Salem Communications Corp. Class A	38,194	77,534
Scholastic Corp.	127,554	4,220,762
Sinclair Broadcast Group, Inc. Class A	321,080	17,235,574
Sirius XM Holdings, Inc. (b)	8,164,275	43,352,300
Social Reality, Inc. (b)	55,736	243,009
Social Reality, Inc. rights 12/31/19 (a)(b)(c)	34,667	6,240
SPAR Group, Inc. (a)(b)	143,038	107,293
TechTarget, Inc. (a)(b)	124,651	2,355,904
Tegna, Inc.	994,297	15,053,657
The McClatchy Co. Class A (a)(b)	20,452	47,653
The New York Times Co. Class A (b)	674,788	21,471,754
Townsquare Media, Inc.	39,720	218,460
Tribune Media Co. Class A	365,043	16,901,491
Tribune Publishing Co.	113,234	1,111,958
Urban One, Inc. Class D (non-vtg.) (a)	112,382	202,288
		561,399,402
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (a)	37,327	478,532
Boingo Wireless, Inc. (a)(b)	212,867	4,023,186
Gogo, Inc. (a)(b)	264,954	1,295,625
NII Holdings, Inc. (a)(b)	489,197	929,474
Shenandoah Telecommunications Co.	240,888	9,686,106
Spok Holdings, Inc.	122,685	1,895,483
Sprint Corp. (a)(b)	2,673,466	18,366,711
T-Mobile U.S., Inc. (a)	1,496,107	109,874,098
Telephone & Data Systems, Inc.	443,155	12,767,296
U.S. Cellular Corp. (a)	80,979	3,526,635
		162,843,146

TOTAL COMMUNICATION SERVICES		1,188,528,128

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.0%
Adient PLC (b)	431,785	7,452,609
ADOMANI, Inc. (a)(b)	35,944	11,143
American Axle & Manufacturing Holdings, Inc. (a)	515,892	5,215,668
Autoliv, Inc. (b)	423,199	26,056,362
Cooper Tire & Rubber Co.	244,732	6,749,709
Cooper-Standard Holding, Inc. (a)	78,680	3,041,769
Dana Holding Corp.	706,621	10,309,600
Delphi Technologies PLC	430,730	6,572,940
Dorman Products, Inc. (a)	144,566	11,805,260
Fox Factory Holding Corp. (a)	185,386	12,424,570
Garrett Motion, Inc. (a)(b)	356,370	5,480,971
Gentex Corp.	1,257,205	26,853,899
Gentherm, Inc. (a)	165,359	6,181,119
Horizon Global Corp. (a)(b)	104,364	423,718
LCI Industries	120,680	10,000,752
Lear Corp.	300,273	35,741,495
Modine Manufacturing Co. (a)	240,555	3,091,132
Motorcar Parts of America, Inc. (a)(b)	88,120	1,560,605
Shiloh Industries, Inc. (a)	59,119	238,841
Standard Motor Products, Inc.	99,564	4,219,522
Stoneridge, Inc. (a)(b)	130,806	3,404,880
Strattec Security Corp.	16,077	396,137
Superior Industries International, Inc.	124,446	459,206
Sypris Solutions, Inc. (a)	33,367	28,362
Tenneco, Inc.	244,382	2,429,157
The Goodyear Tire & Rubber Co.	1,126,049	15,100,317
Tower International, Inc.	102,764	1,791,177
Unique Fabricating, Inc.	9,426	27,335
UQM Technologies, Inc. (a)	254,651	427,814
Veoneer, Inc. (a)(b)	424,559	6,763,225
Visteon Corp. (a)(b)	135,356	6,024,696
Workhorse Group, Inc. (a)(b)	166,623	241,603
		220,525,593
Automobiles - 0.6%
Arcimoto, Inc. (a)	51,439	151,231
REV Group, Inc. (b)	143,795	1,593,249
Tesla, Inc. (a)(b)	666,179	123,349,704
Thor Industries, Inc.	255,140	13,175,430
Winnebago Industries, Inc.	147,804	4,750,421
		143,020,035
Distributors - 0.2%
Core-Mark Holding Co., Inc.	223,479	8,241,906
Educational Development Corp.	32,392	239,377
Pool Corp.	191,366	34,403,779
Weyco Group, Inc.	33,001	825,685
		43,710,747
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	277,616	12,203,999
American Public Education, Inc. (a)	78,004	2,182,552
Ascent Capital Group, Inc. (a)	46,583	58,695
Aspen Group, Inc. (a)(b)	14,666	58,664
Bright Horizons Family Solutions, Inc. (a)	284,905	39,049,079
Career Education Corp. (a)	336,521	6,316,499
Carriage Services, Inc.	80,618	1,468,860
Chegg, Inc. (a)(b)	498,129	18,659,912
Collectors Universe, Inc.	36,664	771,411
DropCar, Inc. (a)	1,631	1,892
Frontdoor, Inc. (a)	414,295	16,658,802
Graham Holdings Co.	21,523	14,647,262
Grand Canyon Education, Inc. (a)	232,889	27,914,076
Houghton Mifflin Harcourt Co. (a)	491,950	2,774,598
K12, Inc. (a)	182,099	5,566,766
Laureate Education, Inc. Class A (a)	346,373	5,562,750
Lincoln Educational Services Corp. (a)	82,611	218,093
Regis Corp. (a)	157,058	2,927,561
Service Corp. International	881,468	38,670,001
ServiceMaster Global Holdings, Inc. (a)	661,275	35,708,850
Sotheby's Class A (Ltd. vtg.) (a)(b)	159,715	5,383,993
Strategic Education, Inc.	106,923	18,817,379
Universal Technical Institute, Inc. (a)	85,915	291,252
Weight Watchers International, Inc. (a)(b)	182,187	3,150,013
Xpresspa Group, Inc. (a)(b)	4,614	8,767
Zovio, Inc. (a)	125,853	515,997
		259,587,723
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	1,196,597	41,629,610
Ark Restaurants Corp.	8,300	164,589
BFC Financial Corp. Class A	322,999	1,321,066
Biglari Holdings, Inc. (a)	449	219,786
Biglari Holdings, Inc. (a)	4,931	446,749
BJ's Restaurants, Inc.	109,340	4,580,253
Bloomin' Brands, Inc.	453,866	8,764,152
Bluegreen Vacations Corp. (b)	41,601	325,320
Boyd Gaming Corp.	383,990	9,185,041
Brinker International, Inc.	179,952	6,760,797
Caesars Entertainment Corp. (a)(b)	2,794,308	24,561,967
Carrols Restaurant Group, Inc. (a)	176,097	1,500,346
Century Casinos, Inc. (a)	117,212	1,024,433
Chanticleer Holdings, Inc. (a)(b)	9,043	10,309
Choice Hotels International, Inc. (b)	166,974	13,740,290
Churchill Downs, Inc.	171,222	16,879,065
Chuy's Holdings, Inc. (a)(b)	89,109	1,971,091
Cracker Barrel Old Country Store, Inc. (b)	116,722	18,335,859
Dave & Buster's Entertainment, Inc.	181,016	9,003,736
Del Frisco's Restaurant Group, Inc. (a)(b)	164,365	1,127,544
Del Taco Restaurants, Inc. (a)	178,255	1,928,719
Denny's Corp. (a)	319,174	6,281,344
Dine Brands Global, Inc. (b)	84,226	7,952,619
Diversified Restaurant Holdings, Inc. (a)	53,847	43,304
Domino's Pizza, Inc.	199,084	55,643,978
Dover Motorsports, Inc.	22,265	46,311
Drive Shack, Inc. (a)	273,459	1,244,238
Dunkin' Brands Group, Inc.	399,050	29,617,491
El Pollo Loco Holdings, Inc. (a)(b)	112,233	1,176,202
Eldorado Resorts, Inc. (a)(b)	317,775	15,624,997
Empire Resorts, Inc. (a)	10,999	134,298
Everi Holdings, Inc. (a)	349,378	3,892,071
Extended Stay America, Inc. unit	907,117	15,547,985
Famous Dave's of America, Inc. (a)(b)	20,922	78,667
Fiesta Restaurant Group, Inc. (a)	117,958	1,672,644
Flanigans Enterprises, Inc.	1,099	26,376
Full House Resorts, Inc. (a)	33,775	70,928
Golden Entertainment, Inc. (a)(b)	97,885	1,262,717
Good Times Restaurants, Inc. (a)	40,245	85,319
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,062,044
Hilton Grand Vacations, Inc. (a)	441,087	11,212,432
Hyatt Hotels Corp. Class A	188,910	13,646,858
Inspired Entertainment, Inc. (a)	65,633	487,653
International Speedway Corp. Class A	120,115	5,376,347
J. Alexanders Holdings, Inc. (a)	57,936	609,487
Jack in the Box, Inc.	123,638	10,286,682
Las Vegas Sands Corp.	1,782,922	98,060,710
Lindblad Expeditions Holdings (a)	140,773	2,297,415
Luby's, Inc. (a)	53,936	70,656
Marriott Vacations Worldwide Corp.	192,797	17,332,450
Monarch Casino & Resort, Inc. (a)	59,786	2,572,592
Nathan's Famous, Inc.	14,061	950,524
Noodles & Co. (a)(b)	198,523	1,435,321
Papa John's International, Inc. (b)	110,322	5,347,307
Peak Resorts, Inc.	18,552	76,434
Penn National Gaming, Inc. (a)(b)	510,848	9,629,485
Planet Fitness, Inc. (a)	406,324	31,071,596
Playa Hotels & Resorts NV (a)	281,535	2,266,357
PlayAGS, Inc. (a)	128,468	2,458,878
Potbelly Corp. (a)(b)	129,702	652,401
Rave Restaurant Group, Inc. (a)(b)	27,004	62,109
RCI Hospitality Holdings, Inc.	43,450	706,497
Red Lion Hotels Corp. (a)	142,774	1,082,227
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	1,635,048
Red Rock Resorts, Inc.	352,759	7,365,608
Ruth's Hospitality Group, Inc.	138,050	3,157,204
Scientific Games Corp. Class A (a)(b)	275,707	5,266,004
SeaWorld Entertainment, Inc. (a)	335,933	10,749,856
Shake Shack, Inc. Class A (a)(b)	128,983	7,913,107
Six Flags Entertainment Corp.	342,677	16,914,537
Speedway Motorsports, Inc.	52,361	950,876
Texas Roadhouse, Inc. Class A	321,012	16,455,075
The Cheesecake Factory, Inc. (b)	199,298	8,619,639
The ONE Group Hospitality, Inc. (a)	6,010	18,992
Town Sports International Holdings, Inc. (a)	117,611	302,260
U.S. Foods Holding Corp. (a)	1,060,097	36,636,952
Vail Resorts, Inc.	195,040	41,955,054
Wendy's Co.	876,114	16,111,736
Wingstop, Inc.	145,239	11,572,644
Wyndham Destinations, Inc.	458,653	18,245,216
Wyndham Hotels & Resorts, Inc.	475,958	25,387,600
YETI Holdings, Inc. (b)	146,821	3,511,958
		755,406,039
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	44,549	654,425
Beazer Homes U.S.A., Inc. (a)	172,808	1,569,097
Cavco Industries, Inc. (a)	40,849	5,865,916
Century Communities, Inc. (a)	137,440	3,669,648
Comstock Holding Companies, Inc. (a)(b)	5,255	13,295
CSS Industries, Inc.	38,366	182,239
Dixie Group, Inc. (a)	52,063	28,999
Emerson Radio Corp. (a)	23,944	26,578
Ethan Allen Interiors, Inc.	116,635	2,474,995
Flexsteel Industries, Inc.	27,568	472,791
GoPro, Inc. Class A (a)(b)	599,936	3,779,597
Green Brick Partners, Inc. (a)	126,138	1,096,139
Hamilton Beach Brands Holding Co. Class A	31,310	547,612
Helen of Troy Ltd. (a)	124,769	16,670,386
Hooker Furniture Corp.	56,516	1,516,324
Hovnanian Enterprises, Inc. Class A (a)(b)	22,827	216,857
Installed Building Products, Inc. (a)	104,422	5,371,468
iRobot Corp. (a)(b)	135,392	11,793,997
KB Home	411,069	10,330,164
Koss Corp. (a)	1,363	2,740
La-Z-Boy, Inc.	222,918	7,175,730
LGI Homes, Inc. (a)(b)	92,093	6,280,743
Libbey, Inc. (a)	110,300	205,158
Lifetime Brands, Inc.	49,035	382,473
Live Ventures, Inc. (a)(b)	13,437	93,925
Lovesac (a)(b)	30,341	1,093,793
M.D.C. Holdings, Inc.	255,260	8,022,822
M/I Homes, Inc. (a)	139,318	3,814,527
Meritage Homes Corp. (a)	176,646	8,849,965
New Home Co. LLC (a)(b)	59,315	234,294
Nova LifeStyle, Inc. (a)	94,559	65,246
NVR, Inc. (a)	16,506	52,845,114
Roku, Inc. Class A (a)(b)	395,611	35,763,234
Skyline Champion Corp.	239,940	5,612,197
Sonos, Inc. (b)	70,584	716,428
Taylor Morrison Home Corp. (a)(b)	552,445	11,032,327
Tempur Sealy International, Inc. (a)(b)	219,901	14,031,883
Toll Brothers, Inc.	650,546	22,619,484
TopBuild Corp. (a)	171,433	13,589,494
TRI Pointe Homes, Inc. (a)(b)	696,576	8,567,885
Tupperware Brands Corp.	227,958	4,244,578
Turtle Beach Corp. (a)(b)	30,978	257,737
Universal Electronics, Inc. (a)	71,958	2,834,426
VOXX International Corp. (a)	81,933	292,501
Vuzix Corp. (a)(b)	105,859	220,187
William Lyon Homes, Inc. (a)	159,857	2,963,749
Zagg, Inc. (a)	138,785	924,308
		279,017,475
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	117,702	2,149,239
Blue Apron Holdings, Inc. Class A (a)(b)	342,029	237,539
Duluth Holdings, Inc. (a)(b)	50,523	755,319
Etsy, Inc. (a)	584,589	36,425,741
EVINE Live, Inc. (a)	202,505	91,127
FTD Companies, Inc. (a)	81,746	62,135
Gaia, Inc. Class A (a)(b)	63,495	471,768
Groupon, Inc. (a)	2,072,523	7,316,006
GrubHub, Inc. (a)(b)	437,605	28,509,966
Lands' End, Inc. (a)(b)	79,744	986,433
Leaf Group Ltd. (a)	70,824	509,225
Liberty Expedia Holdings, Inc. (a)	272,119	11,219,466
Liberty Interactive Corp. QVC Group Series A (a)	2,027,272	25,401,718
Liquidity Services, Inc. (a)	125,407	704,787
Overstock.com, Inc. (a)(b)	140,116	1,338,108
PetMed Express, Inc. (b)	97,461	1,702,644
Quotient Technology, Inc. (a)(b)	391,270	4,135,724
Remark Holdings, Inc. (a)(b)	98,931	98,931
Shutterfly, Inc. (a)	171,419	8,138,974
Shutterstock, Inc. (b)	92,293	3,512,672
Stamps.com, Inc. (a)(b)	77,884	2,612,229
Stitch Fix, Inc. (a)(b)	114,581	2,653,696
The Rubicon Project, Inc. (a)	225,473	1,240,102
U.S. Auto Parts Network, Inc. (a)	61,593	62,825
Waitr Holdings, Inc. (a)(b)	300,702	2,104,914
Wayfair LLC Class A (a)(b)	302,379	43,545,600
		185,986,888
Leisure Products - 0.3%
Acushnet Holdings Corp.	172,163	4,044,109
American Outdoor Brands Corp. (a)	272,924	2,289,832
Brunswick Corp.	416,897	17,292,888
Callaway Golf Co.	422,846	6,215,836
Clarus Corp.	111,951	1,427,375
Escalade, Inc.	32,990	367,179
JAKKS Pacific, Inc. (a)	84,913	65,977
Johnson Outdoors, Inc. Class A	29,502	2,177,543
Malibu Boats, Inc. Class A (a)	103,294	3,708,255
Marine Products Corp.	37,881	524,273
MCBC Holdings, Inc. (a)	94,975	1,886,204
Nautilus, Inc. (a)	139,378	374,927
Polaris Industries, Inc.	277,969	22,204,164
Sturm, Ruger & Co., Inc.	93,730	4,659,318
Summer Infant, Inc. (a)	36,722	18,585
Vista Outdoor, Inc. (a)	293,097	2,248,054
		69,504,519
Multiline Retail - 0.2%
Big Lots, Inc.	196,013	5,409,959
Dillard's, Inc. Class A (b)	92,432	5,237,197
Fred's, Inc. Class A (a)(b)	145,522	58,252
JC Penney Corp., Inc. (a)(b)	1,526,081	1,297,169
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	250,098	24,689,675
Tuesday Morning Corp. (a)(b)	239,030	363,326
		37,055,578
Specialty Retail - 1.7%
Aaron's, Inc. Class A	330,383	17,596,199
Abercrombie & Fitch Co. Class A	324,669	5,616,774
America's Car Mart, Inc. (a)	31,068	2,674,955
American Eagle Outfitters, Inc.	815,045	14,181,783
Appliance Recycling Centers of America, Inc. (a)	582	2,997
Armstrong Flooring, Inc. (a)	125,050	1,318,027
Asbury Automotive Group, Inc. (a)	90,277	6,697,651
Ascena Retail Group, Inc. (a)(b)	831,231	872,793
At Home Group, Inc. (a)(b)	126,850	2,416,493
AutoNation, Inc. (a)(b)	284,953	11,247,095
Barnes & Noble Education, Inc. (a)	185,417	587,772
Barnes & Noble, Inc. (b)	282,172	1,238,735
Bed Bath & Beyond, Inc. (b)	656,566	8,331,823
Big 5 Sporting Goods Corp.	96,400	192,800
Blink Charging Co. (a)(b)	48,416	106,031
Boot Barn Holdings, Inc. (a)	144,769	3,782,814
Build-A-Bear Workshop, Inc. (a)	60,976	307,319
Burlington Stores, Inc. (a)	326,366	51,102,388
Caleres, Inc.	211,089	3,981,139
Camping World Holdings, Inc. (b)	155,566	1,638,110
Carvana Co. Class A (a)(b)	172,819	10,002,764
Chico's FAS, Inc.	597,745	2,014,401
Citi Trends, Inc.	68,267	933,893
Conn's, Inc. (a)(b)	115,496	2,073,153
Cool Holdings, Inc. (a)(b)	24,544	56,697
Destination Maternity Corp. (a)(b)	70,933	92,213
Destination XL Group, Inc. (a)	161,954	272,083
DGSE Companies, Inc. (a)	6,800	4,896
Dick's Sporting Goods, Inc. (b)	355,386	12,264,371
DSW, Inc. Class A	275,013	4,974,985
Express, Inc. (a)	350,263	1,054,292
Five Below, Inc. (a)	270,875	34,869,739
Floor & Decor Holdings, Inc. Class A (a)(b)	276,207	9,810,873
Francesca's Holdings Corp. (a)(b)	161,057	76,744
GameStop Corp. Class A (b)	481,786	3,651,938
Genesco, Inc. (a)	90,629	4,076,492
GNC Holdings, Inc. Class A (a)(b)	387,103	541,944
Group 1 Automotive, Inc.	87,194	6,294,535
Guess?, Inc.	278,945	4,510,541
Haverty Furniture Companies, Inc.	95,087	1,655,465
Hibbett Sports, Inc. (a)(b)	85,321	1,887,301
Kirkland's, Inc. (a)(b)	81,142	327,002
Lithia Motors, Inc. Class A (sub. vtg.)	111,444	12,721,333
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,356,381
MarineMax, Inc. (a)	108,571	1,691,536
Michaels Companies, Inc. (a)(b)	432,164	3,937,014
Monro, Inc. (b)	164,964	13,149,280
Murphy U.S.A., Inc. (a)	148,905	11,951,115
Office Depot, Inc.	2,543,649	4,985,552
Party City Holdco, Inc. (a)(b)	269,502	2,129,066
Penske Automotive Group, Inc.	171,597	7,330,624
Pier 1 Imports, Inc. (a)(b)	396,534	229,910
Rent-A-Center, Inc. (a)	217,298	5,184,730
RH (a)(b)	89,536	7,623,990
RTW Retailwinds, Inc. (a)(b)	121,608	232,271
Sally Beauty Holdings, Inc. (a)(b)	598,045	9,078,323
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	103,360
Shoe Carnival, Inc.	48,930	1,257,012
Signet Jewelers Ltd. (b)	249,732	4,709,946
Sleep Number Corp. (a)(b)	153,629	5,347,825
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	2,075,286
Sportsman's Warehouse Holdings, Inc. (a)(b)	190,872	702,409
Stage Stores, Inc. (b)	125,887	127,146
Stein Mart, Inc. (a)(b)	118,280	92,873
Tailored Brands, Inc. (b)	241,171	1,268,559
Tandy Leather Factory, Inc. (a)	3,017	15,628
The Buckle, Inc. (b)	146,628	2,206,751
The Cato Corp. Class A (sub. vtg.)	119,838	1,484,793
The Children's Place Retail Stores, Inc. (b)	77,222	7,155,391
The Container Store Group, Inc. (a)(b)	73,884	519,405
Tile Shop Holdings, Inc.	199,897	835,569
Tilly's, Inc.	104,883	818,087
Trans World Entertainment Corp. (a)	28,580	8,431
Urban Outfitters, Inc. (a)(b)	359,212	8,071,494
Vitamin Shoppe, Inc. (a)(b)	86,305	322,781
Williams-Sonoma, Inc. (b)	384,735	22,506,998
Winmark Corp.	11,167	1,840,768
Zumiez, Inc. (a)	93,957	1,858,469
		380,270,126
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	219,218	18,438,426
Centric Brands, Inc. (a)	60,189	211,865
Charles & Colvard Ltd. (a)	44,254	107,980
Cherokee, Inc. (a)(b)	50,362	40,793
Columbia Sportswear Co.	142,618	13,374,716
Crocs, Inc. (a)	331,382	6,402,300
Crown Crafts, Inc.	2,186	10,996
Culp, Inc.	47,215	813,514
Deckers Outdoor Corp. (a)	140,413	21,356,817
Delta Apparel, Inc. (a)	25,017	539,367
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	23,554
Fossil Group, Inc. (a)(b)	227,920	2,231,337
G-III Apparel Group Ltd. (a)	206,105	5,303,082
Iconix Brand Group, Inc. (a)(b)	26,935	22,625
J.Jill, Inc. (b)	69,488	102,842
Kontoor Brands, Inc. (a)	224,500	6,577,850
Lakeland Industries, Inc. (a)(b)	24,080	293,776
lululemon athletica, Inc. (a)	510,202	84,484,349
Movado Group, Inc.	87,097	2,243,619
Oxford Industries, Inc.	83,900	5,977,036
Rocky Brands, Inc.	32,323	790,621
Sequential Brands Group, Inc. (a)(b)	181,557	132,537
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	642,400	17,942,232
Steven Madden Ltd.	391,824	11,856,594
Superior Group of Companies, Inc.	29,984	480,044
Unifi, Inc. (a)	78,142	1,472,977
Vera Bradley, Inc. (a)	116,716	1,278,040
Vince Holding Corp. (a)	13,170	165,547
Wolverine World Wide, Inc.	455,654	12,730,973
		215,406,409

TOTAL CONSUMER DISCRETIONARY		2,589,491,132

CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)	223,735	355,739
Boston Beer Co., Inc. Class A (a)(b)	42,721	13,427,210
Castle Brands, Inc. (a)(b)	349,780	173,141
Celsius Holdings, Inc. (a)(b)	62,275	249,100
Coca-Cola Bottling Co. Consolidated	22,820	6,891,868
Craft Brew Alliance, Inc. (a)	47,928	661,886
Eastside Distilling, Inc. (a)(b)	8,987	41,340
Keurig Dr. Pepper, Inc. (b)	888,547	25,048,140
MGP Ingredients, Inc. (b)	61,456	3,700,266
National Beverage Corp. (b)	58,967	2,662,360
New Age Beverages Corp. (a)(b)	301,129	1,523,713
Primo Water Corp. (a)	168,129	1,940,209
REED'S, Inc. (a)	112,734	373,150
		57,048,122
Food & Staples Retailing - 0.4%
Andersons, Inc.	130,713	3,551,472
BJ's Wholesale Club Holdings, Inc. (b)	458,881	11,462,847
Casey's General Stores, Inc.	177,652	22,931,320
Chefs' Warehouse Holdings (a)(b)	111,254	3,523,414
Ingles Markets, Inc. Class A	69,067	2,058,887
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	431,628
Performance Food Group Co. (a)	514,942	20,262,968
PriceSmart, Inc.	110,942	5,391,781
Rite Aid Corp. (a)(b)	253,953	1,945,280
Smart & Final Stores, Inc. (a)(b)	146,511	953,787
SpartanNash Co.	170,797	1,970,997
Sprouts Farmers Market LLC (a)	625,535	12,541,977
United Natural Foods, Inc. (a)(b)	257,331	2,611,910
Village Super Market, Inc. Class A	37,465	992,073
Weis Markets, Inc. (b)	83,451	3,154,448
		93,784,789
Food Products - 1.1%
Alico, Inc.	12,431	320,347
Arcadia Biosciences, Inc. (a)(b)	13,698	70,545
B&G Foods, Inc. Class A (b)	328,619	7,213,187
Bunge Ltd.	681,791	35,650,851
Cal-Maine Foods, Inc.	144,780	5,359,756
Calavo Growers, Inc. (b)	77,652	6,790,667
Coffee Holding Co., Inc. (a)	29,362	128,899
Darling International, Inc. (a)	798,118	15,084,430
Dean Foods Co. (b)	443,503	487,853
Farmer Brothers Co. (a)	50,454	924,317
Flowers Foods, Inc.	883,770	19,769,935
Fresh Del Monte Produce, Inc.	143,989	3,602,605
Freshpet, Inc. (a)	148,842	6,916,688
Hostess Brands, Inc. Class A (a)(b)	555,314	7,435,654
Ingredion, Inc.	320,069	24,376,455
J&J Snack Foods Corp.	72,774	11,705,698
John B. Sanfilippo & Son, Inc.	42,584	3,264,064
Lancaster Colony Corp.	95,787	13,777,044
Landec Corp. (a)	138,099	1,369,942
Lifeway Foods, Inc. (a)	26,937	57,376
Limoneira Co.	71,443	1,353,845
nLIGHT, Inc. (a)(b)	27,693	517,582
Pilgrim's Pride Corp. (a)	256,626	6,561,927
Post Holdings, Inc. (a)	321,091	33,746,664
RiceBran Technologies (a)	102,744	301,040
Rocky Mountain Chocolate Factory, Inc.	2,945	27,860
S&W Seed Co. (a)	104,872	309,372
Sanderson Farms, Inc. (b)	95,197	13,014,382
Seaboard Corp.	1,390	5,699,000
Seneca Foods Corp. Class A (a)	29,562	730,181
The Hain Celestial Group, Inc. (a)(b)	431,315	8,794,513
The Simply Good Foods Co. (a)	257,327	5,529,957
Tootsie Roll Industries, Inc. (b)	98,224	3,728,583
TreeHouse Foods, Inc. (a)	272,502	14,205,529
		258,826,748
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	257,859	6,593,455
Energizer Holdings, Inc. (b)	311,977	12,766,099
Funko, Inc. (a)(b)	87,402	1,814,466
Ocean Bio-Chem, Inc.	25,804	86,443
Oil-Dri Corp. of America	22,258	654,163
Spectrum Brands Holdings, Inc. (b)	202,309	10,655,615
WD-40 Co. (b)	64,994	10,160,512
		42,730,753
Personal Products - 0.3%
Avon Products, Inc. (a)	2,182,608	8,206,606
Cyanotech Corp. (a)	3,737	11,435
Edgewell Personal Care Co. (a)	267,965	7,647,721
elf Beauty, Inc. (a)(b)	100,515	1,024,248
Herbalife Nutrition Ltd. (a)(b)	492,648	20,582,833
Inter Parfums, Inc.	86,107	5,578,011
LifeVantage Corp. (a)(b)	66,269	743,538
Mannatech, Inc.	4,435	74,331
MediFast, Inc.	57,625	7,430,744
MYOS Corp. (a)(b)	833	1,000
Natural Alternatives International, Inc. (a)	19,731	241,507
Natural Health Trends Corp. (b)	34,344	349,622
Nature's Sunshine Products, Inc. (a)	31,350	301,901
Nu Skin Enterprises, Inc. Class A	270,592	12,633,940
Reliv International, Inc. (a)	1,499	7,315
Revlon, Inc. (a)(b)	38,238	809,881
United-Guardian, Inc.	5,904	115,600
USANA Health Sciences, Inc. (a)	70,000	4,954,600
Veru, Inc. (a)(b)	188,434	371,215
Youngevity International, Inc. (a)(b)	35,729	197,581
		71,283,629
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	530,029	1,012,355
Pyxus International, Inc. (a)(b)	38,644	693,273
Turning Point Brands, Inc.	44,114	2,171,732
Universal Corp.	119,657	6,763,014
Vector Group Ltd. (b)	486,255	4,351,982
		14,992,356

TOTAL CONSUMER STAPLES		538,666,397

ENERGY - 2.8%
Energy Equipment & Services - 0.6%
Archrock, Inc.	658,913	5,844,558
Aspen Aerogels, Inc. (a)	83,435	408,832
Basic Energy Services, Inc. (a)	98,791	188,691
C&J Energy Services, Inc. (a)	291,885	3,455,918
Carbo Ceramics, Inc. (a)(b)	108,759	156,613
Core Laboratories NV (b)	201,966	9,621,660
Dawson Geophysical Co. (a)(b)	86,896	194,647
Diamond Offshore Drilling, Inc. (a)(b)	310,439	2,443,155
Dmc Global, Inc.	67,950	4,596,138
Dril-Quip, Inc. (a)(b)	176,084	7,263,465
ENGlobal Corp. (a)	48,611	38,889
Ensco PLC Class A (b)	952,302	7,970,768
Enservco Corp. (a)(b)	76,307	35,101
Era Group, Inc. (a)	79,015	580,760
Exterran Corp. (a)	149,135	2,058,063
Forum Energy Technologies, Inc. (a)	400,780	1,530,980
Frank's International NV (a)(b)	367,787	2,092,708
FTS International, Inc. (a)	173,534	1,067,234
Geospace Technologies Corp. (a)	61,378	767,839
Gulf Island Fabrication, Inc. (a)	50,167	401,336
Helix Energy Solutions Group, Inc. (a)	685,737	4,635,582
Hornbeck Offshore Services, Inc. (a)(b)	145,542	180,472
Independence Contract Drilling, Inc. (a)	162,917	324,205
ION Geophysical Corp. (a)	52,303	355,137
Key Energy Services, Inc. (a)(b)	46,431	78,933
KLX Energy Services Holdings, Inc. (a)	110,083	2,168,635
Liberty Oilfield Services, Inc. Class A	188,968	2,409,342
Mammoth Energy Services, Inc. (b)	62,666	657,993
Matrix Service Co. (a)	130,109	2,354,973
McDermott International, Inc. (a)(b)	885,444	5,348,082
Mitcham Industries, Inc. (a)	40,167	145,003
Nabors Industries Ltd.	1,694,579	3,999,206
Natural Gas Services Group, Inc. (a)	51,774	788,518
NCS Multistage Holdings, Inc. (a)(b)	58,361	155,824
Newpark Resources, Inc. (a)(b)	451,489	3,155,908
Noble Corp. (a)(b)	1,192,523	2,313,495
Oceaneering International, Inc. (a)	483,682	7,932,385
Oil States International, Inc. (a)	303,936	5,057,495
Patterson-UTI Energy, Inc.	1,082,030	11,501,979
Pioneer Energy Services Corp. (a)(b)	357,373	112,573
Profire Energy, Inc. (a)	143,347	215,021
Quintana Energy Services, Inc. (a)	65,953	174,775
Ranger Energy Services, Inc. Class A (a)	20,663	126,251
RigNet, Inc. (a)	57,824	482,252
RPC, Inc. (b)	275,755	2,051,617
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	42	0
warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	84,653	3,522,411
SEACOR Marine Holdings, Inc. (a)	91,533	1,260,409
Smart Sand, Inc. (a)(b)	100,045	333,150
Solaris Oilfield Infrastructure, Inc. Class A (b)	153,664	2,186,639
Superior Drilling Products, Inc. (a)	61,142	69,090
Superior Energy Services, Inc. (a)	783,806	1,269,766
Synthesis Energy Systems, Inc. (a)(b)	30,310	11,063
TETRA Technologies, Inc. (a)	568,895	876,098
Tidewater, Inc. (a)	155,216	3,307,653
Transocean Ltd. (United States) (a)(b)	2,511,702	15,572,552
U.S. Silica Holdings, Inc. (b)	353,358	3,667,856
U.S. Well Services, Inc. (a)(b)	48,154	344,060
		139,863,758
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	751,149	717,422
Adams Resources & Energy, Inc.	9,725	331,136
Aemetis, Inc. (a)	43,473	44,777
Alta Mesa Resources, Inc. Class A (a)(b)	581,731	84,293
Altus Midstream Co. (a)(b)	275,427	1,261,456
Antero Resources Corp. (a)(b)	1,037,067	6,813,530
Approach Resources, Inc. (a)(b)	207,929	44,455
Arch Coal, Inc.	88,313	7,784,791
Barnwell Industries, Inc. (a)	11,088	14,503
Berry Petroleum Corp. (b)	87,879	944,699
Bonanza Creek Energy, Inc. (a)	90,110	1,759,848
California Resources Corp. (a)(b)	230,785	3,738,717
Callon Petroleum Co. (a)(b)	1,089,262	6,807,888
Carrizo Oil & Gas, Inc. (a)(b)	409,648	4,170,217
Centennial Resource Development, Inc. Class A (a)(b)	924,755	7,305,565
Centrus Energy Corp. Class A (a)	21,753	65,694
Chaparral Energy, Inc. Class A (a)(b)	163,943	691,839
Cheniere Energy, Inc. (a)	1,072,874	67,784,179
Chesapeake Energy Corp. (a)(b)	5,025,895	9,649,718
Cimarex Energy Co.	410	23,448
Clean Energy Fuels Corp. (a)	673,089	1,797,148
CNX Resources Corp. (a)	993,655	7,671,017
Comstock Resources, Inc. (a)(b)	83,000	363,540
CONSOL Energy, Inc. (a)	130,651	3,425,669
Contango Oil & Gas Co. (a)(b)	115,347	246,843
Continental Resources, Inc. (a)	411,402	14,399,070
Contura Energy, Inc. (a)	24,463	1,287,977
CVR Energy, Inc.	140,649	5,973,363
Delek U.S. Holdings, Inc.	350,458	10,727,519
Denbury Resources, Inc. (a)(b)	2,190,972	3,155,000
Dorian Lpg Ltd. (a)	169,864	1,199,240
Earthstone Energy, Inc. (a)(b)	106,067	580,186
EQT Corp.	1,250,845	22,890,464
Equitrans Midstream Corp.	1,000,200	19,863,972
Evolution Petroleum Corp.	142,653	871,610
Extraction Oil & Gas, Inc. (a)(b)	540,144	1,831,088
Falcon Minerals Corp.	182,062	1,343,618
Gevo, Inc. (a)	20,550	38,429
Goodrich Petroleum Corp. (a)(b)	27,152	314,149
Green Plains, Inc.	194,466	2,537,781
Gulfport Energy Corp. (a)	704,078	3,851,307
Halcon Resources Corp. (a)(b)	695,628	148,725
Hallador Energy Co.	76,925	435,396
Highpoint Resources, Inc. (a)(b)	520,684	973,679
Houston American Energy Corp. (a)(b)	96,963	21,914
International Seaways, Inc. (a)(b)	142,698	2,540,024
Isramco, Inc. (a)	3,432	407,447
Jagged Peak Energy, Inc. (a)(b)	316,366	2,625,838
Kosmos Energy Ltd.	1,129,482	6,957,609
Laredo Petroleum, Inc. (a)	715,960	1,890,134
Legacy Reserves, Inc. (a)(b)	503,728	63,520
Lilis Energy, Inc. (a)	196,083	143,141
Lonestar Resources U.S., Inc. (a)(b)	94,981	261,198
Magnolia Oil & Gas Corp. Class A (a)(b)	434,100	4,788,123
Matador Resources Co. (a)(b)	504,563	8,295,016
Mexco Energy Corp. (a)	2,080	8,091
Midstates Petroleum Co., Inc. (a)	113,995	762,627
Montage Resources Corp. (a)(b)	31,069	242,649
Murphy Oil Corp.	800,876	19,901,769
NACCO Industries, Inc. Class A	20,158	1,007,094
Nextdecade Corp. (a)	57,546	312,475
Nine Energy Service, Inc. (a)	50,124	847,096
Northern Oil & Gas, Inc. (a)(b)	1,037,220	2,064,068
Oasis Petroleum, Inc. (a)	1,272,112	6,614,982
Overseas Shipholding Group, Inc. (a)	296,920	445,380
Pacific Ethanol, Inc. (a)	223,039	216,281
Panhandle Royalty Co. Class A	84,554	1,120,341
Par Pacific Holdings, Inc. (a)	153,095	3,000,662
Parsley Energy, Inc. Class A (a)	1,293,675	23,066,225
PBF Energy, Inc. Class A	578,025	15,259,860
PDC Energy, Inc. (a)	329,278	10,049,565
Peabody Energy Corp.	399,168	9,388,431
Pedevco Corp. (a)	6,070	12,747
Penn Virginia Corp. (a)(b)	67,227	2,050,424
PrimeEnergy Corp. (a)	4,446	593,541
QEP Resources, Inc. (a)	1,151,745	7,958,558
Ramaco Resources, Inc. (a)	23,222	130,740
Range Resources Corp. (b)	1,007,916	7,881,903
Renewable Energy Group, Inc. (a)(b)	175,092	2,738,439
Rex American Resources Corp. (a)	27,464	1,852,996
Ring Energy, Inc. (a)	300,992	1,065,512
Roan Resources, Inc. (a)(b)	165,978	346,894
Rosehill Resources, Inc. (a)	42,623	131,705
SandRidge Energy, Inc. (a)	160,445	1,105,466
SemGroup Corp. Class A	354,096	4,465,151
SilverBow Resources, Inc. (a)	25,559	364,727
SM Energy Co.	527,160	6,130,871
Southwestern Energy Co. (a)(b)	2,577,900	9,254,661
SRC Energy, Inc. (a)	1,157,996	5,488,901
Talos Energy, Inc. (a)	106,417	2,483,773
Targa Resources Corp.	1,111,749	42,757,867
Tellurian, Inc. (a)(b)	450,791	3,466,583
Tengasco, Inc. (a)	71,660	66,200
Torchlight Energy Resources, Inc. (a)(b)	215,751	243,799
TransAtlantic Petroleum Ltd. (a)	78,088	60,508
U.S. Energy Corp. (a)	16,279	7,000
Ultra Petroleum Corp. (a)(b)	902,974	333,649
Unit Corp. (a)	262,206	2,522,422
Uranium Energy Corp. (a)(b)	917,347	1,238,418
VAALCO Energy, Inc. (a)	270,263	429,718
Vertex Energy, Inc. (a)	53,517	69,572
W&T Offshore, Inc. (a)(b)	443,687	1,863,485
Westwater Resources, Inc. (a)(b)	2,980	16,688
Whiting Petroleum Corp. (a)(b)	436,200	8,017,356
World Fuel Services Corp.	337,458	9,833,526
WPX Energy, Inc. (a)	1,891,269	20,350,054
Yuma Energy, Inc. (a)	5,206	1,067
Zion Oil & Gas, Inc. (a)(b)	251,977	113,339
		493,714,785

TOTAL ENERGY		633,578,543

FINANCIALS - 16.5%
Banks - 6.1%
1st Constitution Bancorp	41,322	771,069
1st Source Corp.	86,683	3,793,248
ACNB Corp.	23,124	825,527
Allegiance Bancshares, Inc. (a)	66,951	2,173,229
Amalgamated Bank	41,842	690,393
American National Bankshares, Inc.	31,134	1,085,954
American River Bankshares	8,078	100,975
Ameris Bancorp	195,912	6,913,734
AmeriServ Financial, Inc.	14,455	59,555
Ames National Corp.	27,200	715,360
Arrow Financial Corp.	61,318	1,972,600
Associated Banc-Corp.	809,434	16,034,888
Atlantic Capital Bancshares, Inc. (a)	126,686	2,072,583
Auburn National Bancorp., Inc.	4,997	171,747
Banc of California, Inc.	210,970	2,791,133
BancFirst Corp.	90,938	4,749,692
Bancorp, Inc., Delaware (a)	269,157	2,395,497
BancorpSouth Bank	449,884	12,182,859
Bank of Commerce Holdings	96,497	993,919
Bank of Hawaii Corp.	202,503	15,321,377
Bank of Marin Bancorp	60,556	2,453,124
Bank of South Carolina Corp.	11,084	195,633
Bank OZK	590,900	17,077,010
BankFinancial Corp.	79,534	1,105,523
BankUnited, Inc.	486,255	15,793,562
Bankwell Financial Group, Inc.	40,214	1,148,512
Banner Corp.	161,547	8,151,662
Bar Harbor Bankshares	71,268	1,684,063
BayCom Corp.	26,266	574,175
BCB Bancorp, Inc.	54,338	665,097
Berkshire Hills Bancorp, Inc.	252,279	7,364,024
BOK Financial Corp.	163,244	12,231,873
Boston Private Financial Holdings, Inc.	418,800	4,292,700
Bridge Bancorp, Inc.	87,351	2,430,978
Bridgewater Bancshares, Inc. (a)	45,165	495,912
Brookline Bancorp, Inc., Delaware	393,329	5,644,271
Bryn Mawr Bank Corp.	95,536	3,492,796
Business First Bancshares, Inc.	67,317	1,650,613
Byline Bancorp, Inc. (a)	76,972	1,436,298
C & F Financial Corp.	11,195	538,032
Cadence Bancorp Class A	609,395	11,273,808
Cambridge Bancorp	17,006	1,398,403
Camden National Corp.	76,877	3,255,741
Capital City Bank Group, Inc.	61,468	1,438,966
Capstar Financial Holdings, Inc.	25,642	380,271
Carolina Financial Corp.	99,091	3,289,821
Cathay General Bancorp	385,326	12,962,367
CB Financial Services, Inc.	33,968	797,908
CBTX, Inc.	97,253	2,650,144
Centerstate Banks of Florida, Inc.	484,463	10,604,895
Central Pacific Financial Corp.	141,253	3,925,421
Central Valley Community Bancorp	60,316	1,183,400
Century Bancorp, Inc. Class A (non-vtg.)	8,217	736,325
Chemical Financial Corp.	352,973	13,363,558
Chemung Financial Corp.	14,522	650,586
CIT Group, Inc.	488,760	23,235,650
Citizens & Northern Corp.	50,431	1,391,896
Citizens Community Bancorp, Inc.	15,344	164,948
Citizens First Corp.	14,486	348,968
Citizens Holding Co.	12,415	258,853
City Holding Co.	83,552	6,103,474
Civista Bancshares, Inc.	63,641	1,381,010
CNB Financial Corp., Pennsylvania	60,038	1,485,941
Coastal Financial Corp. of Washington (a)	3,574	57,398
Codorus Valley Bancorp, Inc.	36,004	756,804
Colony Bankcorp, Inc.	6,534	109,118
Columbia Banking Systems, Inc.	362,161	12,078,069
Commerce Bancshares, Inc.	479,259	27,475,918
Community Bank System, Inc.	253,745	15,683,978
Community Bankers Trust Corp.	168,702	1,228,151
Community Financial Corp.	16,416	509,388
Community Trust Bancorp, Inc.	85,097	3,368,990
ConnectOne Bancorp, Inc.	149,896	3,149,315
County Bancorp, Inc.	24,663	424,697
Cullen/Frost Bankers, Inc.	306,128	27,940,303
Customers Bancorp, Inc. (a)	147,026	2,899,353
CVB Financial Corp.	514,016	10,563,029
DNB Financial Corp.	5,059	214,400
Eagle Bancorp, Inc.	154,871	8,220,553
East West Bancorp, Inc.	697,105	29,780,326
Enterprise Bancorp, Inc.	36,527	1,024,217
Enterprise Financial Services Corp.	114,707	4,495,367
Equity Bancshares, Inc. (a)	71,250	1,772,700
Esquire Financial Holdings, Inc. (a)	10,206	232,697
Evans Bancorp, Inc.	16,919	593,688
Farmers & Merchants Bancorp, Inc. (b)	48,925	1,445,734
Farmers National Banc Corp.	107,921	1,451,537
Fidelity D & D Bancorp, Inc. (b)	16,387	975,027
Fidelity Southern Corp.	116,210	3,273,636
Financial Institutions, Inc.	70,563	1,907,318
First Bancorp, North Carolina	145,570	5,154,634
First Bancorp, Puerto Rico	1,011,799	10,077,518
First Bancshares, Inc.	58,866	1,754,207
First Bank Hamilton New Jersey	73,066	818,339
First Busey Corp.	221,156	5,464,765
First Business Finance Services, Inc.	36,856	843,265
First Capital, Inc.	12,741	621,124
First Choice Bancorp	42,084	914,485
First Citizens Bancshares, Inc.	43,048	18,084,465
First Commonwealth Financial Corp.	477,556	6,002,879
First Community Bankshares, In	66,005	2,162,324
First Community Corp.	49,271	876,038
First Financial Bancorp, Ohio	488,330	10,899,526
First Financial Bankshares, Inc. (b)	329,315	18,658,988
First Financial Corp., Indiana	55,531	2,100,738
First Financial Northwest, Inc.	38,007	576,186
First Foundation, Inc.	191,348	2,508,572
First Guaranty Bancshares, Inc.	200	4,120
First Hawaiian, Inc.	441,523	10,989,507
First Horizon National Corp.	1,541,636	20,673,339
First Internet Bancorp	42,622	866,505
First Interstate Bancsystem, Inc.	186,872	6,897,446
First Merchants Corp.	275,312	9,154,124
First Mid-Illinois Bancshares, Inc.	51,627	1,725,374
First Midwest Bancorp, Inc., Delaware	538,453	10,494,449
First Northwest Bancorp	28,933	464,664
First of Long Island Corp.	113,542	2,424,122
First Savings Financial Group, Inc.	100	5,725
First United Corp.	27,604	496,872
Flushing Financial Corp.	132,146	2,779,030
FNB Corp., Pennsylvania	1,594,770	17,542,470
FNCM Bancorp, Inc.	76,169	559,842
Franklin Financial Network, Inc.	59,473	1,561,166
Fulton Financial Corp.	826,005	13,017,839
German American Bancorp, Inc.	110,927	3,091,535
Glacier Bancorp, Inc.	423,229	16,679,455
Glen Burnie Bancorp	18,315	192,857
Great Southern Bancorp, Inc.	60,644	3,348,762
Great Western Bancorp, Inc.	274,484	8,528,218
Guaranty Bancshares, Inc. Texas	61,240	1,791,270
Hancock Whitney Corp.	427,081	16,220,536
Hanmi Financial Corp.	161,158	3,323,078
HarborOne Bancorp, Inc. (a)	143,382	2,572,273
Hawthorn Bancshares, Inc.	49,185	1,297,500
Heartland Financial U.S.A., Inc.	143,273	5,915,742
Heritage Commerce Corp.	199,711	2,378,558
Heritage Financial Corp., Washington	165,944	4,663,026
Hilltop Holdings, Inc.	361,243	7,271,822
Home Bancshares, Inc.	762,451	13,358,142
HomeTrust Bancshares, Inc.	84,570	2,070,274
Hope Bancorp, Inc.	601,911	7,746,595
Horizon Bancorp, Inc. Indiana	224,428	3,480,878
Howard Bancorp, Inc. (a)(b)	38,181	530,716
IBERIABANK Corp.	273,956	19,587,854
Independent Bank Corp.	118,499	2,506,254
Independent Bank Corp., Massachusetts	169,228	11,735,962
Independent Bank Group, Inc.	174,922	9,032,972
International Bancshares Corp.	274,062	9,992,301
Investar Holding Corp.	28,595	683,135
Investors Bancorp, Inc.	1,142,573	11,894,185
Lakeland Bancorp, Inc.	231,080	3,560,943
Lakeland Financial Corp.	126,570	5,562,752
Landmark Bancorp, Inc.	39	909
LCNB Corp.	59,345	1,007,085
LegacyTexas Financial Group, Inc.	232,875	8,499,938
Limestone Bancorp, Inc. (a)	20,885	312,440
Live Oak Bancshares, Inc. (b)	131,433	2,041,154
Luther Burbank Corp.	79,459	790,617
Macatawa Bank Corp.	89,652	909,968
Mackinac Financial Corp.	17,916	282,177
Malvern Bancorp, Inc. (a)	88,487	1,760,891
MBT Financial Corp.	97,982	895,555
Mercantile Bank Corp.	82,951	2,559,038
Merchants Bancorp/IN	89,004	1,619,873
Metropolitan Bank Holding Corp. (a)	23,241	923,365
Mid Penn Bancorp, Inc.	28,431	682,344
Middlefield Banc Corp.	13,083	513,639
Midland States Bancorp, Inc.	95,899	2,349,526
Midsouth Bancorp, Inc.	58,151	654,780
MidWestOne Financial Group, Inc.	43,377	1,207,616
MutualFirst Financial, Inc.	16,673	498,189
MVB Financial Corp.	77,278	1,224,856
National Bank Holdings Corp.	130,642	4,584,228
National Bankshares, Inc.	30,379	1,153,187
NBT Bancorp, Inc.	218,012	7,837,531
Nicolet Bankshares, Inc. (a)	33,921	1,984,039
Northeast Bank	46,227	955,050
Northrim Bancorp, Inc.	32,146	1,074,641
Norwood Financial Corp.	25,663	822,499
Oak Valley Bancorp Oakdale California (b)	788	14,822
OFG Bancorp	215,811	4,052,931
Ohio Valley Banc Corp.	14,225	516,368
Old Line Bancshares, Inc.	72,627	1,788,803
Old National Bancorp, Indiana	730,986	11,651,917
Old Point Financial Corp.	8,443	180,005
Old Second Bancorp, Inc.	130,873	1,596,651
OP Bancorp	7,707	73,756
Opus Bank	108,078	2,169,125
Origin Bancorp, Inc.	27,943	932,178
Orrstown Financial Services, Inc.	37,018	786,262
Pacific City Financial Corp.	17,160	292,921
Pacific Mercantile Bancorp (a)	74,732	580,668
Pacific Premier Bancorp, Inc.	231,477	6,550,799
PacWest Bancorp	580,436	21,093,044
Park National Corp.	71,099	6,718,145
Parke Bancorp, Inc.	32,075	651,123
Patriot National Bancorp, Inc.	1,376	21,424
PCSB Financial Corp.	83,036	1,630,827
Peapack-Gladstone Financial Corp.	77,200	2,087,488
Penns Woods Bancorp, Inc.	18,583	777,513
People's Utah Bancorp	71,638	2,005,864
Peoples Bancorp of North Carolina	30,748	840,958
Peoples Bancorp, Inc.	94,057	2,907,302
Peoples Financial Services Corp.	27,751	1,204,393
Pinnacle Financial Partners, Inc.	359,909	19,057,182
Popular, Inc.	489,840	25,574,546
Preferred Bank, Los Angeles	69,718	3,051,557
Premier Financial Bancorp, Inc.	39,963	623,822
Prosperity Bancshares, Inc.	323,469	20,964,026
QCR Holdings, Inc.	63,755	2,045,260
Reliant Bancorp, Inc. (b)	23,325	507,552
Renasant Corp.	232,822	7,869,384
Republic Bancorp, Inc., Kentucky Class A	42,288	1,938,482
Republic First Bancorp, Inc. (a)(b)	240,926	1,166,082
S&T Bancorp, Inc.	169,887	6,404,740
Sandy Spring Bancorp, Inc.	180,433	5,800,921
SB Financial Group, Inc.	8,937	158,096
SB One Bancorp	28,331	621,865
Seacoast Banking Corp., Florida (a)	254,537	5,902,713
Select Bancorp, Inc. New (a)	74,170	819,579
ServisFirst Bancshares, Inc.	226,003	7,082,934
Shore Bancshares, Inc.	41,535	637,562
Sierra Bancorp	55,353	1,372,754
Signature Bank	267,852	30,682,447
Simmons First National Corp. Class A	451,923	10,308,364
SmartFinancial, Inc. (a)	36,360	745,744
Sound Financial Bancorp, Inc.	100	3,452
South State Corp.	178,851	11,784,492
Southern First Bancshares, Inc. (a)	40,709	1,450,462
Southern National Bancorp of Virginia, Inc.	87,136	1,203,348
Southside Bancshares, Inc.	157,439	5,127,788
Spirit of Texas Bancshares, Inc. (a)	52,533	1,164,131
Sterling Bancorp	1,013,772	19,575,937
Stock Yards Bancorp, Inc.	112,644	3,754,425
Summit Financial Group, Inc.	28,203	698,024
Synovus Financial Corp.	763,273	24,394,205
TCF Financial Corp.	800,268	15,253,108
Texas Capital Bancshares, Inc. (a)	248,844	14,258,761
The Bank of Princeton	25,818	724,195
The Fauquier Bank	600	12,630
The First Bancorp, Inc.	39,635	1,001,973
Tompkins Financial Corp.	65,247	5,156,470
TowneBank	326,941	8,291,224
Trico Bancshares	132,135	4,928,636
TriState Capital Holdings, Inc. (a)	111,590	2,295,406
Triumph Bancorp, Inc. (a)	121,869	3,420,863
Trustmark Corp.	318,366	10,114,488
Two River Bancorp	42,472	614,995
UMB Financial Corp.	220,297	13,601,137
Umpqua Holdings Corp.	1,075,777	17,180,159
Union Bankshares Corp.	350,697	11,327,513
Union Bankshares, Inc.	25,753	847,789
United Bancorp, Inc.	40,892	455,946
United Bankshares, Inc., West Virginia	501,389	17,939,698
United Community Bank, Inc.	401,874	10,653,680
United Security Bancshares, Inc.	8,386	76,732
United Security Bancshares, California	21,142	215,648
Unity Bancorp, Inc.	56,085	1,130,113
Univest Corp. of Pennsylvania	142,304	3,398,220
Valley National Bancorp	1,643,929	16,143,383
Veritex Holdings, Inc.	219,889	5,591,777
Village Bank & Trust Financial Corp. (a)(b)	8,718	290,309
Washington Trust Bancorp, Inc.	74,385	3,651,560
Webster Financial Corp.	458,196	20,288,919
WesBanco, Inc.	271,470	9,645,329
West Bancorp., Inc.	63,413	1,318,990
Westamerica Bancorp. (b)	133,660	8,004,897
Western Alliance Bancorp. (a)	469,058	19,301,737
Wintrust Financial Corp.	278,053	18,835,310
		1,381,081,397
Capital Markets - 2.4%
Ares Management Corp.	342,287	8,793,353
Artisan Partners Asset Management, Inc.	244,724	5,787,723
Ashford, Inc. (a)	5,527	246,062
Associated Capital Group, Inc.	20,279	756,609
B. Riley Financial, Inc.	76,339	1,513,802
BGC Partners, Inc. Class A	1,286,148	6,044,896
Blucora, Inc. (a)	236,766	7,332,643
Cohen & Co., Inc. (b)	1,650	8,498
Cohen & Steers, Inc.	105,878	5,423,071
Cowen Group, Inc. Class A (a)(b)	139,552	2,114,213
Diamond Hill Investment Group, Inc.	15,889	2,280,072
Donnelley Financial Solutions, Inc. (a)	163,920	2,021,134
Eaton Vance Corp. (non-vtg.)	551,934	21,094,917
Evercore, Inc. Class A	197,383	15,243,889
FactSet Research Systems, Inc.	182,755	50,842,441
Federated Investors, Inc. Class B (non-vtg.)	471,914	14,407,534
Gain Capital Holdings, Inc. (b)	113,781	442,608
GAMCO Investors, Inc. Class A	17,575	299,654
Great Elm Capital Group, Inc. (a)	109,690	398,175
Greenhill & Co., Inc.	84,463	1,264,411
Hamilton Lane, Inc. Class A	93,754	4,608,947
Hennessy Advisors, Inc.	9,179	84,263
Houlihan Lokey	166,493	7,527,149
iFresh, Inc. (a)(b)	19,708	22,270
Interactive Brokers Group, Inc.	368,523	18,720,968
INTL FCStone, Inc. (a)	76,805	2,669,742
Janus Henderson Group PLC	805,605	16,369,894
KKR & Co. LP (b)	2,584,505	57,582,771
Ladenburg Thalmann Financial Services, Inc.	443,914	1,420,525
Lazard Ltd. Class A	628,751	19,591,881
Legg Mason, Inc.	419,560	14,944,727
LPL Financial	410,783	32,953,012
Manning & Napier, Inc. Class A	53,255	104,912
MarketAxess Holdings, Inc.	182,152	54,248,509
Medley Management, Inc. (b)	32,101	80,895
Moelis & Co. Class A	238,115	7,567,295
Morningstar, Inc.	91,202	12,771,928
National Holdings Corp. (a)	3,418	9,707
National Holdings Corp. warrants 1/18/22 (a)	3,483	453
Oppenheimer Holdings, Inc. Class A (non-vtg.)	46,860	1,154,630
Piper Jaffray Companies	74,081	5,246,416
PJT Partners, Inc.	93,337	3,444,135
Pzena Investment Management, Inc.	56,939	503,341
Safeguard Scientifics, Inc. (a)	89,756	1,077,970
SEI Investments Co.	620,501	31,180,175
Siebert Financial Corp. (a)(b)	17,543	155,957
Silvercrest Asset Management Group Class A	17,563	234,466
Stifel Financial Corp.	347,059	18,612,774
TD Ameritrade Holding Corp.	1,296,595	64,505,601
TheStreet.com, Inc.	13,346	82,612
U.S. Global Investments, Inc. Class A (b)	35,952	40,266
Value Line, Inc.	12,911	314,899
Virtu Financial, Inc. Class A	302,398	6,961,202
Virtus Investment Partners, Inc.	34,438	3,498,556
Waddell & Reed Financial, Inc. Class A (b)	367,482	5,934,834
Westwood Holdings Group, Inc.	46,301	1,355,230
WisdomTree Investments, Inc. (b)	584,077	3,510,303
		545,408,920
Consumer Finance - 0.9%
Ally Financial, Inc.	1,937,346	55,931,179
Asta Funding, Inc. (a)	34,340	240,380
Atlanticus Holdings Corp. (a)	32,978	115,093
Consumer Portfolio Services, Inc. (a)(b)	85,827	279,796
Credit Acceptance Corp. (a)(b)	59,364	27,093,136
CURO Group Holdings Corp. (a)	62,917	589,532
Elevate Credit, Inc. (a)	76,316	325,106
Encore Capital Group, Inc. (a)(b)	123,674	4,246,965
Enova International, Inc. (a)	162,708	3,473,816
EZCORP, Inc. (non-vtg.) Class A (a)(b)	258,475	2,269,411
First Cash Financial Services, Inc.	214,777	20,343,677
Green Dot Corp. Class A (a)	229,750	10,662,698
LendingClub Corp. (a)(b)	2,117,213	6,351,639
Navient Corp.	1,085,181	14,150,760
Nelnet, Inc. Class A	109,817	6,506,657
Nicholas Financial, Inc. (a)	72,274	635,288
OneMain Holdings, Inc.	372,744	11,133,863
PRA Group, Inc. (a)(b)	226,572	6,255,653
Regional Management Corp. (a)	41,860	1,032,686
Santander Consumer U.S.A. Holdings, Inc.	559,264	12,521,921
SLM Corp.	2,105,563	20,023,904
World Acceptance Corp. (a)	32,486	4,297,573
		208,480,733
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc. (a)	15,255	190,535
AXA Equitable Holdings, Inc.	1,201,827	24,697,545
Cannae Holdings, Inc. (a)	336,901	8,567,392
Columbia Financial, Inc. (a)	256,463	3,916,190
FB Financial Corp.	86,215	2,999,420
FGL Holdings Class A	848,310	6,744,065
FlexShopper, Inc. (a)	60,932	57,977
Focus Financial Partners, Inc. Class A (b)	103,276	2,896,892
International Money Express, Inc. (a)(b)	60,286	818,081
Level One Bancorp, Inc.	5,051	117,587
Marlin Business Services Corp.	35,707	796,266
On Deck Capital, Inc. (a)	254,442	1,022,857
Pennymac Financial Services, Inc.	277,255	5,880,579
Rafael Holdings, Inc. (a)	47,326	769,048
RBB Bancorp	50,371	932,367
Sachem Capital Corp.	14,979	72,948
Victory Capital Holdings, Inc. (a)	70,567	1,159,416
Voya Financial, Inc.	717,225	36,528,269
		98,167,434
Insurance - 4.1%
1347 Property Insurance Holdings, Inc. (a)	6,863	38,639
Alleghany Corp. (a)	69,537	46,123,892
AMBAC Financial Group, Inc. (a)	221,048	3,359,930
American Equity Investment Life Holding Co.	450,541	12,754,816
American Financial Group, Inc.	335,306	32,927,049
American National Insurance Co.	45,845	5,197,448
Amerisafe, Inc.	94,864	5,651,048
Arch Capital Group Ltd. (a)	1,953,131	67,246,300
Argo Group International Holdings, Ltd.	156,126	11,005,322
Assured Guaranty Ltd.	496,819	20,304,993
Athene Holding Ltd. (a)	608,086	24,718,696
Atlas Financial Holdings, Inc. (a)(b)	41,883	30,281
Axis Capital Holdings Ltd.	406,945	24,245,783
Blue Capital Reinsurance Holdings Ltd.	23,495	156,242
Brighthouse Financial, Inc. (a)	564,894	20,048,088
Brown & Brown, Inc.	1,125,372	35,527,994
Citizens, Inc. Class A (a)(b)	231,810	1,485,902
CNA Financial Corp.	147,558	6,634,208
CNO Financial Group, Inc.	777,327	12,211,807
Conifer Holdings, Inc. (a)	13,147	50,090
Crawford & Co.:
Class A	1,300	10,634
Class B	44,275	368,368
Donegal Group, Inc. Class A	99,122	1,432,313
eHealth, Inc. (a)	88,605	6,251,969
EMC Insurance Group	51,798	1,868,872
Employers Holdings, Inc.	158,970	6,603,614
Enstar Group Ltd. (a)	73,225	12,038,190
Erie Indemnity Co. Class A (b)	97,829	20,805,293
FBL Financial Group, Inc. Class A	49,164	3,026,536
Fednat Holding Co.	49,542	669,808
First American Financial Corp.	538,338	27,805,158
FNF Group	1,338,375	51,594,356
Genworth Financial, Inc. Class A	2,340,852	6,811,879
Global Indemnity Ltd.	36,933	1,096,910
Goosehead Insurance (b)	52,926	1,938,679
Greenlight Capital Re, Ltd. (a)(b)	135,667	1,377,020
Hallmark Financial Services, Inc. (a)	48,662	573,725
Hanover Insurance Group, Inc.	197,640	24,143,702
HCI Group, Inc.	35,392	1,438,685
Health Insurance Innovations, Inc. (a)(b)	55,230	1,424,382
Heritage Insurance Holdings, Inc.	111,647	1,633,396
Horace Mann Educators Corp.	200,743	8,132,099
Independence Holding Co.	40,534	1,513,134
Investors Title Co.	6,063	936,188
James River Group Holdings Ltd.	153,592	6,850,203
Kemper Corp.	295,935	24,559,646
Kingstone Companies, Inc.	38,480	343,242
Kinsale Capital Group, Inc.	96,215	8,061,855
Maiden Holdings Ltd.	310,745	167,833
Markel Corp. (a)	67,063	71,010,999
MBIA, Inc. (a)(b)	457,804	4,060,721
Mercury General Corp.	132,350	7,629,978
National General Holdings Corp.	318,040	7,225,869
National Western Life Group, Inc.	11,270	3,005,033
NI Holdings, Inc. (a)	44,844	759,657
Old Republic International Corp.	1,380,802	30,446,684
Primerica, Inc.	207,829	23,871,239
ProAssurance Corp.	252,427	9,471,061
Protective Insurance Corp. Class B	41,959	719,597
Reinsurance Group of America, Inc.	304,207	45,040,888
RenaissanceRe Holdings Ltd.	204,440	35,662,514
RLI Corp.	194,041	16,664,241
Safety Insurance Group, Inc.	73,555	6,703,067
Selective Insurance Group, Inc.	292,174	20,934,267
State Auto Financial Corp.	82,039	2,804,913
Stewart Information Services Corp.	115,693	4,758,453
Third Point Reinsurance Ltd. (a)	366,004	3,718,601
Tiptree, Inc.	126,062	762,675
Trupanion, Inc. (a)(b)	129,032	3,784,509
United Fire Group, Inc.	109,577	5,143,544
United Insurance Holdings Corp.	106,186	1,431,387
Universal Insurance Holdings, Inc.	158,794	4,611,378
W.R. Berkley Corp.	667,798	41,537,036
White Mountains Insurance Group Ltd.	15,482	15,166,167
		920,120,695
Mortgage Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc.	179,523	2,768,245
AGNC Investment Corp.	2,550,471	41,827,724
Annaly Capital Management, Inc.	6,746,934	59,440,489
Anworth Mortgage Asset Corp.	550,803	2,087,543
Apollo Commercial Real Estate Finance, Inc.	654,083	12,022,046
Arbor Realty Trust, Inc.	400,482	4,929,933
Ares Commercial Real Estate Corp.	137,967	2,025,356
Arlington Asset Investment Corp. (b)	140,366	939,049
Armour Residential REIT, Inc.	306,162	5,327,219
Blackstone Mortgage Trust, Inc. (b)	609,307	21,484,165
Capstead Mortgage Corp.	445,345	3,522,679
Cherry Hill Mortgage Investment Corp. (b)	99,628	1,623,936
Chimera Investment Corp.	901,209	16,438,052
Dynex Capital, Inc.	362,924	1,996,082
Ellington Residential Mortgage REIT (b)	39,894	424,073
Exantas Capital Corp.	151,043	1,646,369
Granite Point Mortgage Trust, Inc.	258,061	4,797,354
Great Ajax Corp.	65,572	832,764
Hunt Companies Finance Trust, Inc.	76,218	249,995
Invesco Mortgage Capital, Inc.	621,282	9,561,530
KKR Real Estate Finance Trust, Inc.	140,227	2,773,690
Ladder Capital Corp. Class A	425,924	6,772,192
MFA Financial, Inc.	2,232,364	15,715,843
New Residential Investment Corp.	1,966,893	29,995,118
New York Mortgage Trust, Inc. (b)	980,230	5,920,589
Orchid Island Capital, Inc. (b)	253,296	1,540,040
PennyMac Mortgage Investment Trust	365,681	7,606,165
Redwood Trust, Inc.	483,806	7,707,030
Starwood Property Trust, Inc.	1,320,753	29,122,604
TPG RE Finance Trust, Inc.	272,309	5,220,164
Two Harbors Investment Corp.	1,293,324	15,804,419
Western Asset Mortgage Capital Corp.	269,396	2,610,447
ZAIS Financial Corp.	153,283	2,233,333
		326,966,237
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	37,729	1,819,292
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)(b)	261,464	7,140,582
Capitol Federal Financial, Inc.	713,674	9,477,591
Dime Community Bancshares, Inc.	159,477	2,835,501
Elmira Savings Bank	190	3,088
Entegra Financial Corp. (a)	51,965	1,540,762
ESSA Bancorp, Inc.	31,879	482,967
Essent Group Ltd. (a)	480,358	22,552,808
Farmer Mac Class C (non-vtg.)	50,450	3,452,294
First Defiance Financial Corp.	103,077	2,793,387
Flagstar Bancorp, Inc.	155,306	4,889,033
FS Bancorp, Inc.	17,074	805,039
Greene County Bancorp, Inc.	1,994	58,325
Hingham Institution for Savings	8,302	1,499,009
HMN Financial, Inc. (a)	3,799	82,818
Home Bancorp, Inc.	30,230	1,077,700
Home Federal Bancorp, Inc.	566	18,803
HomeStreet, Inc. (a)	137,090	3,900,211
HopFed Bancorp, Inc.	29,986	562,238
Impac Mortgage Holdings, Inc. (a)(b)	64,633	188,728
Kearny Financial Corp.	476,879	6,394,947
LendingTree, Inc. (a)(b)	36,565	13,738,933
Meridian Bancorp, Inc. Maryland	268,874	4,643,454
Meta Financial Group, Inc.	133,597	3,496,233
MGIC Investment Corp. (a)	1,729,552	23,435,430
New York Community Bancorp, Inc. (b)	2,299,455	22,833,588
NMI Holdings, Inc. (a)	325,846	8,882,562
Northfield Bancorp, Inc.	225,209	3,380,387
Northwest Bancshares, Inc.	512,342	8,591,975
OceanFirst Financial Corp.	220,939	5,262,767
Ocwen Financial Corp. (a)(b)	551,866	855,392
Oritani Financial Corp.	199,641	3,194,256
PB Bancorp, Inc.	6,939	78,064
PDL Community Bancorp (a)	800	11,264
Provident Bancorp, Inc. (a)	55,058	1,296,616
Provident Financial Holdings, Inc.	21,391	427,178
Provident Financial Services, Inc.	304,126	7,250,364
Prudential Bancorp, Inc.	120,325	2,086,436
Radian Group, Inc.	1,039,108	23,327,975
Riverview Bancorp, Inc.	143,960	1,115,690
Security National Financial Corp. Class A	41,883	209,834
Severn Bancorp, Inc.	300	2,610
Southern Missouri Bancorp, Inc.	20,102	654,823
Standard AVB Financial Corp.	200	5,444
Sterling Bancorp, Inc.	111,108	987,750
Territorial Bancorp, Inc.	30,075	809,018
TFS Financial Corp.	315,047	5,409,357
Timberland Bancorp, Inc.	31,588	770,115
Trustco Bank Corp., New York	484,390	3,574,798
United Community Financial Corp.	246,363	2,256,685
United Financial Bancorp, Inc. New	266,124	3,470,257
Walker & Dunlop, Inc.	135,592	6,816,210
Washington Federal, Inc.	412,838	13,033,296
Waterstone Financial, Inc.	139,160	2,297,532
Westfield Financial, Inc.	129,100	1,182,556
WMI Holdings Corp. (a)	132,274	1,001,314
WSFS Financial Corp.	285,911	11,347,808
		257,493,802

TOTAL FINANCIALS		3,739,538,510

HEALTH CARE - 12.4%
Biotechnology - 4.9%
Abeona Therapeutics, Inc. (a)(b)	157,854	858,726
ACADIA Pharmaceuticals, Inc. (a)(b)	558,645	13,401,894
Acceleron Pharma, Inc. (a)	219,382	8,751,148
Achillion Pharmaceuticals, Inc. (a)	646,500	1,797,270
Acorda Therapeutics, Inc. (a)(b)	191,329	1,777,446
Actinium Pharmaceuticals, Inc. (a)	386,446	125,595
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	451,355
ADMA Biologics, Inc. (a)(b)	126,734	525,946
Aduro Biotech, Inc. (a)	258,844	841,243
Advaxis, Inc. (a)	45,537	120,218
Adverum Biotechnologies, Inc. (a)(b)	273,618	2,749,861
Adynxx, Inc.	1,042	6,460
Aeglea BioTherapeutics, Inc. (a)	98,153	612,475
Aerpio Pharmaceuticals, Inc. (a)	80,581	84,610
Aevi Genomic Medicine, Inc. (a)	123,543	22,979
Agenus, Inc. (a)(b)	473,851	1,208,320
AgeX Therapeutics, Inc. (a)(b)	56,126	157,714
Agios Pharmaceuticals, Inc. (a)(b)	257,852	11,905,027
Aileron Therapeutics, Inc. (a)	24,993	24,993
Aimmune Therapeutics, Inc. (a)(b)	176,727	3,458,547
Akebia Therapeutics, Inc. (a)(b)	506,358	2,253,293
Albireo Pharma, Inc. (a)	45,952	1,511,821
Alder Biopharmaceuticals, Inc. (a)(b)	340,912	3,688,668
Aldeyra Therapeutics, Inc. (a)	114,810	800,226
Alector, Inc. (b)	65,903	1,114,420
Alkermes PLC (a)	756,126	16,286,954
Allakos, Inc. (a)(b)	37,441	1,467,687
Allena Pharmaceuticals, Inc. (a)	23,759	94,798
Allogene Therapeutics, Inc. (b)	94,512	2,479,050
Alnylam Pharmaceuticals, Inc. (a)	463,653	31,305,851
Alpine Immune Sciences, Inc. (a)	17,610	86,993
Altimmune, Inc. (a)(b)	56,613	137,570
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,554,553
Amicus Therapeutics, Inc. (a)	1,109,511	12,504,189
AmpliPhi Biosciences Corp. (a)(b)	5,111	16,305
AnaptysBio, Inc. (a)(b)	118,088	8,597,987
Anavex Life Sciences Corp. (a)(b)	208,710	603,172
Anika Therapeutics, Inc. (a)(b)	69,668	2,647,384
Anixa Biosciences, Inc. (a)	73,019	304,489
Apellis Pharmaceuticals, Inc. (a)	178,691	3,589,902
Applied Genetic Technologies Corp. (a)	46,793	170,794
Aptevo Therapeutics, Inc. (a)	65,382	47,402
Aptinyx, Inc.	39,385	122,094
AquaBounty Technologies, Inc. (a)	27,642	59,707
Aquinox Pharmaceuticals, Inc. (a)	101,486	264,878
Aravive, Inc. (a)	17,527	101,832
ARCA Biopharma, Inc. (a)	2,654	15,367
Arcus Biosciences, Inc. (a)(b)	57,927	491,221
Ardelyx, Inc. (a)	222,415	607,193
Arena Pharmaceuticals, Inc. (a)	240,573	12,752,775
ArQule, Inc. (a)(b)	478,999	3,444,003
Array BioPharma, Inc. (a)(b)	1,062,244	28,064,486
Arrowhead Pharmaceuticals, Inc. (a)(b)	468,105	11,098,770
Assembly Biosciences, Inc. (a)	104,176	1,462,631
Atara Biotherapeutics, Inc. (a)(b)	217,415	4,828,787
Athersys, Inc. (a)(b)	600,575	996,955
aTyr Pharma, Inc. (b)	92,415	39,923
Audentes Therapeutics, Inc. (a)	168,417	5,914,805
AVEO Pharmaceuticals, Inc. (a)(b)	610,730	522,907
Avid Bioservices, Inc. (a)	239,280	930,799
AVROBIO, Inc. (b)	32,980	466,997
Bellicum Pharmaceuticals, Inc. (a)	198,381	408,665
Bio Path Holdings, Inc. (a)(b)	8,539	108,701
Biocept, Inc. (a)(b)	68,057	83,030
BioCryst Pharmaceuticals, Inc. (a)(b)	565,418	1,978,963
Biohaven Pharmaceutical Holding Co. Ltd. (a)	170,679	9,636,536
BioMarin Pharmaceutical, Inc. (a)	861,582	70,856,504
Biospecifics Technologies Corp. (a)	26,131	1,545,649
BioTime, Inc. (b)	632,706	626,379
bluebird bio, Inc. (a)(b)	266,949	32,012,524
Blueprint Medicines Corp. (a)(b)	237,614	18,058,664
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	217,766
Calithera Biosciences, Inc. (a)	149,131	784,429
Calyxt, Inc. (a)(b)	41,012	520,852
Cancer Genetics, Inc. (a)	66,933	10,529
Capricor Therapeutics, Inc. (a)	73,472	22,784
Cara Therapeutics, Inc. (a)(b)	162,921	3,349,656
CareDx, Inc. (a)	177,068	5,598,890
CASI Pharmaceuticals, Inc. (a)(b)	242,893	769,971
Catabasis Pharmaceuticals, Inc. (a)(b)	51,967	356,494
Catalyst Biosciences, Inc. (a)(b)	55,172	433,652
Catalyst Pharmaceutical Partners, Inc. (a)(b)	465,135	1,627,973
Cel-Sci Corp. (a)(b)	129,760	521,635
Celcuity, Inc. (a)	13,661	288,110
Celldex Therapeutics, Inc. (a)	47,868	145,519
Cellectar Biosciences, Inc. (a)	7,104	15,274
Cellular Biomedicine Group, Inc. (a)(b)	52,183	832,841
Celsion Corp. (a)	34,220	68,440
ChemoCentryx, Inc. (a)	174,525	1,968,642
Chimerix, Inc. (a)	199,642	678,783
Cidara Therapeutics, Inc. (a)	38,035	61,236
Cleveland Biolabs, Inc. (a)	9,814	14,427
Clovis Oncology, Inc. (a)(b)	252,289	3,728,831
Co.-Diagnostics, Inc. (a)(b)	39,607	31,725
CohBar, Inc. (a)(b)	98,160	168,835
Coherus BioSciences, Inc. (a)(b)	277,301	5,240,989
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	93,144
Concert Pharmaceuticals, Inc. (a)	82,951	845,271
Constellation Pharmaceuticals, Inc.	16,267	140,222
ContraFect Corp. (a)	293,502	122,684
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	238,148	1,669,417
Corvus Pharmaceuticals, Inc. (a)	47,385	178,641
Crinetics Pharmaceuticals, Inc. (a)(b)	33,181	871,997
CTI BioPharma Corp. (a)(b)	232,172	190,404
Cue Biopharma, Inc. (a)	42,006	346,970
Curis, Inc. (a)(b)	112,824	157,954
Cyclacel Pharmaceuticals, Inc. (a)	17,418	11,148
Cytokinetics, Inc. (a)	277,845	2,881,253
CytomX Therapeutics, Inc. (a)	210,191	2,030,445
Cytori Therapeutics, Inc. (a)	15,265	3,816
CytRx Corp. (a)(b)	103,666	39,186
Deciphera Pharmaceuticals, Inc. (a)(b)	70,161	1,601,074
Denali Therapeutics, Inc. (a)(b)	323,199	6,163,405
Dicerna Pharmaceuticals, Inc. (a)	248,403	3,075,229
Diffusion Pharmaceuticals, Inc. (a)	10,060	32,494
Dynavax Technologies Corp. (a)(b)	275,149	1,326,218
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,504,171
Edge Therapeutics, Inc. (a)(b)	4,483	31,919
Editas Medicine, Inc. (a)(b)	204,956	4,211,846
Eidos Therapeutics, Inc. (b)	30,618	955,588
Eiger Biopharmaceuticals, Inc. (a)	73,538	807,447
Emergent BioSolutions, Inc. (a)	218,855	8,736,692
Enanta Pharmaceuticals, Inc. (a)	76,339	6,906,389
Epizyme, Inc. (a)	337,037	4,630,888
Esperion Therapeutics, Inc. (a)	120,726	5,746,558
Evelo Biosciences, Inc. (b)	35,269	263,812
Exact Sciences Corp. (a)(b)	613,477	63,574,622
Exelixis, Inc. (a)	1,450,480	28,414,903
Fate Therapeutics, Inc. (a)(b)	296,279	5,712,259
Fibrocell Science, Inc. (a)(b)	66,376	124,787
FibroGen, Inc. (a)	371,914	13,478,163
Five Prime Therapeutics, Inc. (a)	180,556	1,516,670
Flexion Therapeutics, Inc. (a)(b)	163,082	1,798,794
Fortress Biotech, Inc. (a)(b)	157,432	272,357
Forty Seven, Inc. (b)	36,523	413,075
Galectin Therapeutics, Inc. (a)(b)	182,431	735,197
Genocea Biosciences, Inc. (a)(b)	19,368	108,654
Genomic Health, Inc. (a)	100,900	5,272,025
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)(b)	927,720	1,345,194
Global Blood Therapeutics, Inc. (a)(b)	269,589	16,385,619
GlycoMimetics, Inc. (a)(b)	156,095	1,848,165
Gossamer Bio, Inc.	108,183	1,980,831
Gritstone Oncology, Inc.	88,557	824,466
GTx, Inc. (a)(b)	47,337	55,858
Halozyme Therapeutics, Inc. (a)(b)	606,019	8,938,780
Heat Biologics, Inc. (a)	152,517	125,064
Hemispherx Biopharma, Inc. (a)(b)	62,748	6,526
Heron Therapeutics, Inc. (a)(b)	351,240	5,981,617
Histogenics Corp. (a)	218,931	41,969
Homology Medicines, Inc. (a)(b)	117,706	2,382,369
iBio, Inc. (a)(b)	29,669	23,364
Idera Pharmaceuticals, Inc. (a)	101,043	256,649
Immucell Corp. (a)	6,616	40,093
Immunic, Inc. (a)(b)	3,945	37,083
ImmunoGen, Inc. (a)	739,556	1,331,201
Immunomedics, Inc. (a)(b)	854,208	11,164,499
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	382,958
Inovio Pharmaceuticals, Inc. (a)(b)	422,622	1,010,067
Insmed, Inc. (a)(b)	422,254	10,222,769
Insys Therapeutics, Inc. (a)(b)	115,834	87,744
Intellia Therapeutics, Inc. (a)(b)	157,918	2,191,902
Intercept Pharmaceuticals, Inc. (a)(b)	115,768	9,587,906
Intrexon Corp. (a)(b)	338,156	1,636,675
Invitae Corp. (a)	410,930	7,170,729
Ionis Pharmaceuticals, Inc. (a)(b)	665,337	43,646,107
Iovance Biotherapeutics, Inc. (a)(b)	599,602	9,803,493
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	786,233	8,593,527
IsoRay, Inc. (a)	208,785	94,997
Iveric Bio, Inc. (a)	121,119	167,144
Jounce Therapeutics, Inc. (a)(b)	76,862	342,036
Kadmon Holdings, Inc. (a)(b)	610,345	1,354,966
Kalvista Pharmaceuticals, Inc. (a)	46,619	990,654
Karyopharm Therapeutics, Inc. (a)(b)	238,564	1,345,501
Kezar Life Sciences, Inc.	24,024	227,507
Kindred Biosciences, Inc. (a)	157,694	1,252,090
Kiniksa Pharmaceuticals Ltd. (b)	54,867	836,722
Kodiak Sciences, Inc.	36,579	361,401
Krystal Biotech, Inc. (a)(b)	42,901	1,347,949
Kura Oncology, Inc. (a)(b)	154,712	2,473,845
La Jolla Pharmaceutical Co. (a)(b)	94,167	507,560
Leap Therapeutics, Inc. (a)(b)	59,536	86,327
Lexicon Pharmaceuticals, Inc. (a)(b)	224,291	1,206,686
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	98,945	10,624,714
General CVR (a)	26,087	470
Glucagon CVR	26,087	1,696
rights (a)	26,087	130
TR Beta CVR (a)	26,087	5,739
Liquidia Technologies, Inc.	49,612	492,647
LogicBio Therapeutics, Inc. (b)	26,284	398,728
Macrogenics, Inc. (a)	219,344	4,022,769
Madrigal Pharmaceuticals, Inc. (a)(b)	39,898	3,686,575
Magenta Therapeutics, Inc.	78,171	1,145,987
MannKind Corp. (a)(b)	909,470	1,054,985
Marker Therapeutics, Inc. (a)(b)	120,251	674,608
Matinas BioPharma Holdings, Inc. (a)	434,477	417,098
MediciNova, Inc. (a)(b)	171,277	1,699,068
MEI Pharma, Inc. (a)	153,139	437,978
Menlo Therapeutics, Inc. (a)	35,234	237,125
Merrimack Pharmaceuticals, Inc. (a)	57,524	337,091
Minerva Neurosciences, Inc. (a)	150,116	782,104
Miragen Therapeutics, Inc. (a)(b)	80,669	191,186
Mirati Therapeutics, Inc. (a)(b)	165,078	11,190,638
Molecular Templates, Inc. (a)	66,233	533,838
Moleculin Biotech, Inc. (a)(b)	87,362	104,834
Momenta Pharmaceuticals, Inc. (a)	476,634	5,543,253
Myriad Genetics, Inc. (a)	352,452	8,730,236
NanoViricides, Inc. (a)	140,703	38,693
NantKwest, Inc. (a)(b)	114,076	117,498
Natera, Inc. (a)	285,777	6,544,293
Navidea Biopharmaceuticals, Inc. (a)	28,052	35,065
Neon Therapeutics, Inc.	20,124	98,205
Neuralstem, Inc. (a)(b)	66,443	29,634
Neurocrine Biosciences, Inc. (a)	446,652	37,867,157
NewLink Genetics Corp. (a)	118,072	207,807
Novavax, Inc. (a)(b)	105,567	599,621
Ohr Pharmaceutical, Inc. (a)(b)	11,574	35,879
OncoCyte Corp. (a)(b)	130,915	514,496
OncoGenex Pharmaceuticals, Inc. (a)	35,278	148,520
OncoMed Pharmaceuticals, Inc. rights (a)(c)	102,576	1
OncoSec Medical, Inc. (a)(b)	22,317	57,801
OpGen, Inc. (a)(b)	1,613	728
Opiant Pharmaceuticals, Inc. (a)	6,002	70,944
Opko Health, Inc. (a)(b)	2,005,423	3,589,707
Oragenics, Inc. (a)	7,849	3,651
Organogenesis Holdings, Inc. Class A (a)(b)	82,278	555,377
Organovo Holdings, Inc. (a)(b)	488,772	270,291
Orgenesis, Inc. (a)(b)	44,808	192,674
OvaScience, Inc. (a)(b)	10,129	161,861
Ovid Therapeutics, Inc. (a)	117,108	187,373
Palatin Technologies, Inc. (a)(b)	956,704	1,281,983
PDL BioPharma, Inc. (a)	684,620	1,930,628
Pfenex, Inc. (a)	141,465	920,937
PhaseBio Pharmaceuticals, Inc. (a)	68,737	734,111
Polarityte, Inc. (a)(b)	96,620	605,807
Portola Pharmaceuticals, Inc. (a)(b)	317,910	8,866,510
Principia Biopharma, Inc. (b)	41,727	1,220,932
Progenics Pharmaceuticals, Inc. (a)	415,131	1,739,399
Protagonist Therapeutics, Inc. (a)	68,068	684,764
Proteon Therapeutics, Inc. (a)(b)	23,825	10,007
Proteostasis Therapeutics, Inc. (a)(b)	198,769	195,211
Prothena Corp. PLC (a)	192,123	1,790,586
PTC Therapeutics, Inc. (a)(b)	265,976	10,665,638
Puma Biotechnology, Inc. (a)(b)	144,708	2,140,231
Ra Pharmaceuticals, Inc. (a)	136,735	2,957,578
Radius Health, Inc. (a)(b)	224,860	4,674,839
Recro Pharma, Inc. (a)	93,107	890,103
REGENXBIO, Inc. (a)	147,471	6,344,202
Regulus Therapeutics, Inc. (a)(b)	30,166	35,596
Repligen Corp. (a)(b)	202,339	14,056,490
Replimune Group, Inc. (a)(b)	36,559	494,278
Retrophin, Inc. (a)	204,992	3,798,502
Rexahn Pharmaceuticals, Inc. (a)	22,895	112,872
Rigel Pharmaceuticals, Inc. (a)	778,281	1,657,739
Riot Blockchain, Inc. (a)(b)	57,276	185,574
Rocket Pharmaceuticals, Inc. (a)(b)	157,143	2,566,145
Rubius Therapeutics, Inc. (b)	59,756	864,072
RXi Pharmaceuticals Corp. (a)	9,023	3,880
Sage Therapeutics, Inc. (a)(b)	245,064	42,119,150
Sangamo Therapeutics, Inc. (a)(b)	542,744	4,749,010
Sarepta Therapeutics, Inc. (a)(b)	341,370	38,864,975
Savara, Inc. (a)	124,425	1,348,767
Scholar Rock Holding Corp. (b)	27,433	503,121
Seattle Genetics, Inc. (a)(b)	521,834	33,955,738
Selecta Biosciences, Inc. (a)(b)	166,325	330,987
Sellas Life Sciences Group, Inc. (a)(b)	81,765	41,152
Seres Therapeutics, Inc. (a)(b)	90,896	309,955
Sesen Bio, Inc. (a)(b)	280,517	622,748
Sienna Biopharmaceuticals, Inc. (a)(b)	111,040	129,917
Soleno Therapeutics, Inc. (a)	28,496	84,063
Solid Biosciences, Inc. (a)(b)	69,813	386,066
Soligenix, Inc. (a)	19,921	13,745
Sophiris Bio, Inc. (a)(b)	132,978	102,393
Sorrento Therapeutics, Inc. (a)(b)	476,163	1,338,018
Spark Therapeutics, Inc. (a)	157,987	17,220,583
Spectrum Pharmaceuticals, Inc. (a)	507,711	3,736,753
Spring Bank Pharmaceuticals, Inc. (a)	54,942	308,225
Stemline Therapeutics, Inc. (a)(b)	187,588	2,463,030
Sunesis Pharmaceuticals, Inc. (a)(b)	283,423	215,430
Surface Oncology, Inc. (a)	45,281	165,276
Syndax Pharmaceuticals, Inc. (a)	95,943	700,384
Synlogic, Inc. (a)	66,566	495,917
Synthetic Biologics, Inc. (a)(b)	14,928	7,827
Synthorx, Inc. (b)	82,903	1,189,658
Syros Pharmaceuticals, Inc. (a)	160,742	948,378
T2 Biosystems, Inc. (a)(b)	190,631	371,730
Tenax Therapeutics, Inc. (a)(b)	1,474	1,946
TG Therapeutics, Inc. (a)(b)	346,215	2,170,768
Tocagen, Inc. (a)(b)	101,258	515,403
TONIX Pharmaceuticals Holding (a)(b)	3,632	6,065
TRACON Pharmaceuticals, Inc. (a)	24,172	15,632
Translate Bio, Inc. (b)	142,945	1,498,064
Trevena, Inc. (a)(b)	404,670	469,417
Trovagene, Inc. (a)(b)	15,811	45,536
Twist Bioscience Corp.	106,054	2,737,254
Tyme, Inc. (a)(b)	198,330	232,046
Ultragenyx Pharmaceutical, Inc. (a)(b)	266,242	14,624,673
United Therapeutics Corp. (a)	212,811	17,869,740
UNITY Biotechnology, Inc. (b)	35,335	288,334
Unum Therapeutics, Inc. (a)	43,783	136,603
Vanda Pharmaceuticals, Inc. (a)	256,654	3,767,681
Vaxart, Inc. (a)	10,186	6,651
VBI Vaccines, Inc. (a)(b)	405,946	779,416
Veracyte, Inc. (a)	167,487	3,795,255
Verastem, Inc. (a)(b)	338,744	447,142
Vericel Corp. (a)(b)	207,979	3,254,871
Vical, Inc. (a)	103,172	118,648
Viking Therapeutics, Inc. (a)(b)	250,102	1,923,284
VistaGen Therapeutics, Inc. (a)	112,246	94,388
Voyager Therapeutics, Inc. (a)	117,247	2,557,157
vTv Therapeutics, Inc. Class A (a)(b)	24,729	45,254
X4 Pharmaceuticals, Inc. (a)	47,567	731,105
Xbiotech, Inc. (a)(b)	93,024	669,773
Xencor, Inc. (a)	228,838	7,057,364
Xenetic Biosciences, Inc. (a)	3,744	2,546
XOMA Corp. (a)(b)	37,063	693,819
Y-mAbs Therapeutics, Inc.	39,357	801,702
Yield10 Bioscience, Inc. (a)	52,777	42,222
Zafgen, Inc. (a)	145,426	266,130
ZIOPHARM Oncology, Inc. (a)(b)	730,604	3,126,985
		1,111,387,017
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	426,426	1,582,040
Aethlon Medical, Inc. (a)	83,848	30,051
Akers Biosciences, Inc. (a)(b)	60,225	35,647
Allied Healthcare Products, Inc. (a)	2,431	4,473
Alphatec Holdings, Inc. (a)(b)	73,921	291,249
Angiodynamics, Inc. (a)	179,016	3,363,711
Antares Pharma, Inc. (a)(b)	694,952	1,938,916
Apollo Endosurgery, Inc. (a)	58,883	195,492
Atossa Genetics, Inc. (a)(b)	45,293	115,950
Atricure, Inc. (a)	171,395	5,021,874
Atrion Corp.	7,076	6,249,594
Avanos Medical, Inc. (a)	231,290	8,715,007
Avinger, Inc. (a)	175,482	90,408
AxoGen, Inc. (a)(b)	160,459	3,358,407
Axonics Modulation Technologies, Inc. (a)(b)	42,581	1,399,212
Aytu BioScience, Inc. (a)(b)	54,580	87,874
Bellerophon Therapeutics, Inc. (a)	107,908	66,903
BioLase Technology, Inc. (a)(b)	31,945	52,709
BioLife Solutions, Inc. (a)(b)	57,681	1,022,684
BioSig Technologies, Inc. (a)	15,612	118,807
Bovie Medical Corp. (a)	148,176	893,501
Cantel Medical Corp.	175,781	12,083,186
Cardiovascular Systems, Inc. (a)	168,489	6,562,647
Cerus Corp. (a)	695,082	3,259,935
Cesca Therapeutics, Inc. (a)	11,978	2,935
Chembio Diagnostics, Inc. (a)	66,749	443,881
Chf Solutions, Inc. (a)	4	13
ConforMis, Inc. (a)(b)	322,905	1,156,000
CONMED Corp.	124,744	10,039,397
Corindus Vascular Robotics, Inc. (a)(b)	560,126	1,489,935
Cryolife, Inc. (a)	164,141	4,719,054
CryoPort, Inc. (a)(b)	155,641	2,602,318
Cutera, Inc. (a)	71,387	1,202,871
CytoSorbents Corp. (a)(b)	116,213	733,304
Dare Bioscience, Inc. (a)	40,212	36,593
DexCom, Inc. (a)	438,737	53,218,798
Dynatronics Corp. (a)	3,361	4,705
Ekso Bionics Holdings, Inc. (a)(b)	222,191	295,514
electroCore, Inc.	33,137	56,664
Electromed, Inc. (a)	18,140	87,979
Endologix, Inc. (a)(b)	63,648	448,082
ENDRA Life Sciences, Inc. (a)(b)	24,073	28,165
Fonar Corp. (a)	28,130	540,096
Genmark Diagnostics, Inc. (a)(b)	266,940	1,785,829
Glaukos Corp. (a)(b)	162,361	10,469,037
Globus Medical, Inc. (a)	378,069	14,858,112
Haemonetics Corp. (a)	248,794	24,130,530
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	261,480
Heska Corp. (a)(b)	34,366	2,409,057
Hill-Rom Holdings, Inc.	322,480	31,006,452
ICU Medical, Inc. (a)	81,355	17,312,344
Inogen, Inc. (a)(b)	85,629	5,520,502
Inspire Medical Systems, Inc. (b)	58,714	3,315,580
Insulet Corp. (a)(b)	286,647	31,470,974
Integer Holdings Corp. (a)	144,258	10,112,486
Integra LifeSciences Holdings Corp. (a)	342,524	15,961,618
IntriCon Corp. (a)	36,727	958,207
Invacare Corp.	160,080	949,274
InVivo Therapeutics Holdings Corp. (a)	4,799	5,423
IRadimed Corp. (a)(b)	21,182	442,068
iRhythm Technologies, Inc. (a)(b)	106,539	7,293,660
Iridex Corp. (a)	27,462	136,486
Kewaunee Scientific Corp.	5,153	110,790
Lantheus Holdings, Inc. (a)	185,099	4,440,525
LeMaitre Vascular, Inc.	77,457	1,999,165
LivaNova PLC (a)	237,260	17,058,994
Masimo Corp. (a)	238,998	31,246,599
Meridian Bioscience, Inc.	213,840	2,416,392
Merit Medical Systems, Inc. (a)	265,556	13,710,656
Mesa Laboratories, Inc.	17,344	4,330,450
Microbot Medical, Inc. (a)	14,492	79,851
Milestone Scientific, Inc. (a)(b)	123,561	41,517
Misonix, Inc. (a)	20,084	449,480
Myomo, Inc. (a)	36,622	34,040
Natus Medical, Inc. (a)	171,429	4,268,582
Neogen Corp. (a)	253,387	14,278,357
NeuroMetrix, Inc. (a)	805	467
Nevro Corp. (a)(b)	147,729	8,732,261
NuVasive, Inc. (a)	254,433	14,746,937
Nuvectra Corp. (a)	84,998	322,142
Obalon Therapeutics, Inc. (a)(b)	57,788	75,702
OraSure Technologies, Inc. (a)	302,264	2,508,791
Orthofix International NV (a)	98,044	4,836,511
OrthoPediatrics Corp. (a)(b)	37,602	1,460,838
PAVmed, Inc. (a)(b)	69,158	74,691
Penumbra, Inc. (a)(b)	151,840	21,667,568
Precision Therapeutics, Inc. (a)(b)	27,222	14,243
Presbia PLC (a)	14,622	1,535
Pulse Biosciences, Inc. (a)(b)	59,133	705,457
Quanterix Corp. (a)	44,704	1,144,869
Quidel Corp. (a)	170,347	9,420,189
Restoration Robotics, Inc. (a)(b)	37,466	17,380
Retractable Technologies, Inc. (a)	35,837	23,359
Rockwell Medical Technologies, Inc. (a)(b)	260,432	1,197,987
RTI Biologics, Inc. (a)	305,771	1,293,411
Seaspine Holdings Corp. (a)	64,777	882,911
Second Sight Medical Products, Inc. (a)(b)	109,272	81,386
Senseonics Holdings, Inc. (a)(b)	459,857	910,517
Sensus Healthcare, Inc. (a)	44,385	248,112
SI-BONE, Inc.	46,566	781,843
Sientra, Inc. (a)(b)	115,090	669,824
Sintx Technologies, Inc. (a)	3,678	644
Staar Surgical Co. (a)	140,162	3,247,554
STERIS PLC	410,514	54,877,512
STRATA Skin Sciences, Inc. (a)	18,623	39,853
SurModics, Inc. (a)	65,592	2,660,412
Tactile Systems Technology, Inc. (a)(b)	82,396	3,957,480
Tandem Diabetes Care, Inc. (a)	277,534	19,027,731
TransEnterix, Inc. (a)(b)	914,904	1,225,971
Utah Medical Products, Inc.	17,323	1,381,509
Vapotherm, Inc.	30,967	520,865
Varex Imaging Corp. (a)	184,259	4,916,030
Vermillion, Inc. (a)(b)	167,591	184,350
ViewRay, Inc. (a)(b)	273,627	2,298,467
Viveve Medical, Inc. (a)(b)	129,860	72,085
VolitionRx Ltd. (a)	99,018	290,123
West Pharmaceutical Services, Inc.	360,928	41,362,349
Wright Medical Group NV (a)(b)	569,056	17,481,400
Zosano Pharma Corp. (a)(b)	82,489	242,518
		632,116,882
Health Care Providers & Services - 1.7%
AAC Holdings, Inc. (a)(b)	48,170	43,358
Acadia Healthcare Co., Inc. (a)(b)	425,712	13,716,441
Addus HomeCare Corp. (a)	52,687	3,602,737
Amedisys, Inc. (a)	140,594	15,790,112
American Renal Associates Holdings, Inc. (a)	81,550	529,260
American Shared Hospital Services (a)	113	319
AMN Healthcare Services, Inc. (a)	224,461	10,872,891
Apollo Medical Holdings, Inc. (a)(b)	114,744	2,047,033
BioScrip, Inc. (a)	629,295	1,302,641
BioTelemetry, Inc. (a)	159,864	7,651,091
Brookdale Senior Living, Inc. (a)	929,741	5,745,799
Caladrius Biosciences, Inc. (a)	36,321	105,694
Capital Senior Living Corp. (a)	129,657	543,263
Catasys, Inc. (a)(b)	39,114	694,665
Chemed Corp.	77,296	25,348,450
Community Health Systems, Inc. (a)(b)	556,599	1,480,553
Corvel Corp. (a)	45,825	3,390,134
Covetrus, Inc. (a)(b)	463,679	11,434,324
Cross Country Healthcare, Inc. (a)	169,292	1,203,666
Digirad Corp.	51,239	30,800
Diplomat Pharmacy, Inc. (a)(b)	273,596	1,264,014
Diversicare Healthcare Services, Inc. (b)	13,500	46,845
Elanco Animal Health, Inc.	1,782,344	55,751,720
Encompass Health Corp.	482,512	28,429,607
Enzo Biochem, Inc. (a)	180,734	581,963
Five Star Sr Living, Inc. (a)	197,129	112,462
G1 Therapeutics, Inc. (a)(b)	121,909	2,555,213
Genesis HealthCare, Inc. Class A (a)(b)	198,253	224,026
Guardant Health, Inc. (b)	62,764	4,825,296
Hanger, Inc. (a)	186,723	3,484,251
HealthEquity, Inc. (a)(b)	262,973	17,187,915
InfuSystems Holdings, Inc. (a)	45,777	224,307
Interpace Diagnostics Group, Inc. (a)(b)	174,401	127,400
LHC Group, Inc. (a)	142,546	16,147,611
Magellan Health Services, Inc. (a)	114,302	7,547,361
MEDNAX, Inc. (a)	415,993	10,258,387
Molina Healthcare, Inc. (a)	304,315	43,291,852
National Healthcare Corp.	48,190	3,742,917
National Research Corp. Class A	56,069	2,858,958
National Vision Holdings, Inc. (a)	309,193	8,419,325
Neuronetics, Inc. (b)	34,639	399,041
OptiNose, Inc. (a)(b)	75,768	575,079
Owens & Minor, Inc. (b)	305,864	822,774
Patterson Companies, Inc.	398,915	8,385,193
PetIQ, Inc. Class A (a)(b)	80,463	2,110,544
Precipio, Inc. (a)(b)	15,762	85,903
Premier, Inc. (a)(b)	267,028	9,813,279
Providence Service Corp.	53,519	3,461,609
Psychemedics Corp.	24,117	248,646
Quorum Health Corp. (a)(b)	120,872	212,735
R1 RCM, Inc. (a)	476,469	5,593,746
RadNet, Inc. (a)	203,286	2,455,695
Select Medical Holdings Corp. (a)	545,586	7,665,483
Sharps Compliance Corp. (a)	38,210	123,418
SunLink Health Systems, Inc. (a)	10,027	14,216
Surgery Partners, Inc. (a)(b)	84,310	722,537
Tenet Healthcare Corp. (a)	398,912	7,962,284
The Ensign Group, Inc.	239,216	12,740,644
The Joint Corp. (a)	45,109	721,744
Tivity Health, Inc. (a)(b)	235,149	4,303,227
Triple-S Management Corp. (a)	110,810	2,714,845
U.S. Physical Therapy, Inc.	62,867	7,022,873
		390,770,176
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	868,674	8,452,198
Arrhythmia Research Technology, Inc. (a)	9,729	24,858
Castlight Health, Inc. Class B (a)	369,928	1,209,665
Computer Programs & Systems, Inc.	61,140	1,578,023
Evolent Health, Inc. (a)(b)	346,727	3,689,175
HealthStream, Inc. (a)	121,876	3,046,900
HMS Holdings Corp. (a)	417,941	12,717,945
HTG Molecular Diagnostics (a)(b)	123,246	253,887
iCAD, Inc. (a)	72,034	449,492
Inovalon Holdings, Inc. Class A (a)(b)	356,113	4,910,798
Medical Transcription Billing Corp. (a)	30,125	144,600
Medidata Solutions, Inc. (a)(b)	304,199	27,727,739
NantHealth, Inc. (a)(b)	148,762	80,212
Nextgen Healthcare, Inc. (a)	233,343	4,491,853
Omnicell, Inc. (a)	200,943	15,964,921
OptimizeRx Corp. (a)(b)	44,485	684,624
SCWorx, Corp. (a)	1,606	8,512
Simulations Plus, Inc.	54,137	1,357,215
Streamline Health Solutions, Inc. (a)	73,168	100,972
Tabula Rasa HealthCare, Inc. (a)(b)	90,313	4,079,438
Teladoc Health, Inc. (a)(b)	336,695	19,568,713
Valeritas Holdings, Inc. (a)(b)	8,736	32,760
Veeva Systems, Inc. Class A (a)	606,616	93,594,783
Vocera Communications, Inc. (a)(b)	148,682	4,811,350
		208,980,633
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	120,184	2,272,679
Avantor, Inc. (b)	1,017,259	17,802,033
Bio-Rad Laboratories, Inc. Class A (a)	96,870	27,794,909
Bio-Techne Corp.	185,366	36,711,736
Bioanalytical Systems, Inc. (a)	4,600	8,970
Bruker Corp.	487,623	20,368,013
Cambrex Corp. (a)	161,189	6,415,322
Champions Oncology, Inc. (a)	19,987	187,078
Charles River Laboratories International, Inc. (a)	233,635	29,309,511
ChromaDex, Inc. (a)	123,820	492,804
Codexis, Inc. (a)	231,205	4,184,811
Fluidigm Corp. (a)	239,837	3,139,466
Harvard Bioscience, Inc. (a)	139,202	315,989
Luminex Corp.	196,799	4,152,459
Medpace Holdings, Inc. (a)	129,018	6,964,392
Nanostring Technologies, Inc. (a)	148,780	4,231,303
NeoGenomics, Inc. (a)	491,752	10,675,936
Pacific Biosciences of California, Inc. (a)	666,486	4,465,456
PRA Health Sciences, Inc. (a)	282,458	24,497,582
Syneos Health, Inc. (a)(b)	295,282	12,174,477
		216,164,926
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	361,595	936,531
Acer Therapeutics, Inc. (a)	21,687	387,980
Aclaris Therapeutics, Inc. (a)	190,552	891,783
Adamis Pharmaceuticals Corp. (a)(b)	179,132	270,489
Adial Pharmaceuticals, Inc.	46,293	84,485
Aerie Pharmaceuticals, Inc. (a)	187,493	6,828,495
Agile Therapeutics, Inc. (a)(b)	123,109	153,886
Akcea Therapeutics, Inc. (a)(b)	78,724	1,656,353
Akorn, Inc. (a)	459,132	1,891,624
Alimera Sciences, Inc. (a)	100,515	88,453
Amneal Pharmaceuticals, Inc. (a)(b)	385,085	2,903,541
Amphastar Pharmaceuticals, Inc. (a)	171,053	3,292,770
Ampio Pharmaceuticals, Inc. (a)(b)	354,669	184,428
ANI Pharmaceuticals, Inc. (a)	42,271	2,944,598
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc.	24,060	89,503
Aratana Therapeutics, Inc. (a)	223,265	1,033,717
Arvinas Holding Co. LLC (a)(b)	43,705	914,309
Assertio Therapeutics, Inc. (a)(b)	322,688	945,476
AstraZeneca PLC rights (a)(c)	21,542	0
Athenex, Inc. (a)(b)	201,770	2,915,577
Axsome Therapeutics, Inc. (a)(b)	106,111	2,436,309
Biodelivery Sciences International, Inc. (a)	340,678	1,478,543
BioPharmX Corp. (a)(b)	23,822	19,791
BioXcel Therapeutics, Inc. (a)	25,095	268,266
Cassava Sciences, Inc. (a)	20,330	22,363
Catalent, Inc. (a)	707,864	32,207,812
Cerecor, Inc. (a)(b)	85,964	419,504
Checkpoint Therapeutics, Inc. (a)(b)	104,918	420,721
Chiasma, Inc. (a)	98,856	701,878
Clearside Biomedical, Inc. (a)(b)	125,760	137,078
Cocrystal Pharma, Inc. (a)	4,845	11,144
Collegium Pharmaceutical, Inc. (a)(b)	142,286	1,637,712
ContraVir Pharmaceuticals, Inc. (a)(b)	43,383	4,642
Corcept Therapeutics, Inc. (a)(b)	523,649	5,121,287
CorMedix, Inc. (a)(b)	117,406	753,747
Cumberland Pharmaceuticals, Inc. (a)	33,008	206,630
Cyclerion Therapeutics, Inc. (a)(b)	73,939	1,031,449
CymaBay Therapeutics, Inc. (a)	322,522	3,896,066
Dermira, Inc. (a)(b)	204,702	1,911,917
Dova Pharmaceuticals, Inc. (a)(b)	64,735	570,963
Durect Corp. (a)	703,630	384,323
Eloxx Pharmaceuticals, Inc. (a)	101,396	911,550
Endo International PLC (a)	963,314	4,768,404
Evofem Biosciences, Inc. (a)(b)	127,186	817,806
Evoke Pharma, Inc. (a)(b)	15,570	9,856
Evolus, Inc. (a)(b)	43,831	596,102
Eyenovia, Inc. (a)	36,875	187,325
Eyepoint Pharmaceuticals, Inc. (a)	242,304	380,417
Flex Pharma, Inc. (a)	42,326	20,194
Gemphire Therapeutics, Inc. (a)	33,731	28,000
Harrow Health, Inc. (a)	104,639	635,159
Horizon Pharma PLC (a)	883,350	21,050,231
Innoviva, Inc. (a)(b)	323,358	4,420,304
Intersect ENT, Inc. (a)	146,737	3,460,058
Intra-Cellular Therapies, Inc. (a)	235,792	3,062,938
Jaguar Health, Inc. (a)	29,375	4,850
Jazz Pharmaceuticals PLC (a)	276,230	34,680,677
Kala Pharmaceuticals, Inc. (a)	109,553	605,828
KemPharm, Inc. (a)(b)	97,659	156,254
Lannett Co., Inc. (a)(b)	164,445	864,981
Lipocine, Inc. (a)(b)	145,253	222,237
Mallinckrodt PLC (a)(b)	394,831	3,431,081
Marinus Pharmaceuticals, Inc. (a)(b)	238,051	1,026,000
Melinta Therapeutics, Inc. (a)(b)	35,861	76,384
Mersana Therapeutics, Inc. (a)	202,090	875,050
Mustang Bio, Inc. (a)	144,129	494,362
MyoKardia, Inc. (a)	189,866	8,843,958
Neos Therapeutics, Inc. (a)(b)	188,234	269,175
NovaBay Pharmaceuticals, Inc. (a)(b)	5,586	2,402
Novan, Inc. (a)(b)	35,527	85,975
Novus Therapeutics, Inc. (a)	3,160	5,435
Ocular Therapeutix, Inc. (a)(b)	173,653	503,594
Odonate Therapeutics, Inc. (a)(b)	50,660	1,088,683
Omeros Corp. (a)(b)	226,630	4,029,481
Onconova Therapeutics, Inc. (a)(b)	16,667	52,501
Osmotica Pharmaceuticals PLC	44,532	106,877
Otonomy, Inc. (a)	109,470	271,486
Pacira Biosciences, Inc. (a)	205,172	8,927,034
Paratek Pharmaceuticals, Inc. (a)(b)	137,150	497,855
Phibro Animal Health Corp. Class A	96,830	2,864,231
Plx Pharma PLC/New (a)(b)	4,346	21,513
Prestige Brands Holdings, Inc. (a)(b)	255,246	7,409,791
Provention Bio, Inc.	5,520	24,233
Pulmatrix, Inc. (a)(b)	97,666	99,619
Reata Pharmaceuticals, Inc. (a)(b)	78,418	6,686,703
resTORbio, Inc. (a)(b)	68,373	492,969
Revance Therapeutics, Inc. (a)(b)	195,296	2,103,338
Rhythm Pharmaceuticals, Inc. (a)(b)	105,701	2,662,608
Ritter Pharmaceuticals, Inc. (a)	2,906	2,557
scPharmaceuticals, Inc. (a)(b)	23,358	79,417
SCYNEXIS, Inc. (a)(b)	332,373	408,819
Seelos Therapeutics, Inc. (b)	88,253	210,925
Seelos Therapeutics, Inc. rights (b)(c)	3,232	0
SenesTech, Inc. (a)(b)	90,916	137,283
SIGA Technologies, Inc. (a)(b)	204,746	1,093,344
Sonoma Pharmaceuticals, Inc. (a)	12,933	10,864
Spero Therapeutics, Inc. (a)	43,453	489,281
Supernus Pharmaceuticals, Inc. (a)	250,218	7,514,047
Sutro Biopharma, Inc. (a)	27,802	318,333
Teligent, Inc. (a)(b)	185,177	120,384
Tetraphase Pharmaceuticals, Inc. (a)	221,113	178,903
The Medicines Company (a)(b)	331,290	11,810,489
TherapeuticsMD, Inc. (a)(b)	1,000,676	3,062,069
Theravance Biopharma, Inc. (a)(b)	203,494	3,382,070
Titan Pharmaceuticals, Inc. (a)(b)	52,081	58,331
Tricida, Inc. (b)	121,340	4,458,032
Urovant Sciences Ltd. (a)(b)	11,786	90,752
Verrica Pharmaceuticals, Inc. (a)(b)	11,061	78,865
VIVUS, Inc. (a)(b)	51,827	196,943
WAVE Life Sciences (a)(b)	85,975	1,971,407
Xeris Pharmaceuticals, Inc.	115,875	1,271,149
Zogenix, Inc. (a)(b)	200,750	7,566,268
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	1,180,281
		257,582,466

TOTAL HEALTH CARE		2,817,002,100

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.5%
AAR Corp.	159,788	4,808,021
Aerojet Rocketdyne Holdings, Inc. (a)(b)	355,230	13,704,773
AeroVironment, Inc. (a)	103,701	6,714,640
Air Industries Group, Inc. (a)	213	222
Arotech Corp. (a)	105,511	222,628
Astronics Corp. (a)	125,024	5,084,726
Astrotech Corp. (a)	25,674	90,116
Axon Enterprise, Inc. (a)(b)	290,014	19,367,135
BWX Technologies, Inc.	481,499	22,408,963
CPI Aerostructures, Inc. (a)	51,114	360,865
Cubic Corp.	142,135	8,019,257
Curtiss-Wright Corp.	209,146	23,317,688
Ducommun, Inc. (a)	50,681	2,287,234
HEICO Corp.	221,095	26,882,941
HEICO Corp. Class A	320,075	31,450,570
Hexcel Corp.	415,143	30,218,259
Innovative Solutions & Support, Inc. (a)	33,630	144,945
KEYW Holding Corp. (a)(b)	250,805	2,821,556
Kratos Defense & Security Solutions, Inc. (a)(b)	429,017	9,459,825
Mercury Systems, Inc. (a)(b)	263,674	18,130,224
Micronet Enertec Technologies, Inc. (a)	8,412	9,421
Moog, Inc. Class A	157,845	13,009,585
National Presto Industries, Inc. (b)	27,124	2,655,168
SIFCO Industries, Inc. (a)	8,781	25,553
Sigma Labs, Inc. (a)(b)	24,951	29,941
Spirit AeroSystems Holdings, Inc. Class A	510,188	41,345,636
Teledyne Technologies, Inc. (a)	175,398	41,358,848
Triumph Group, Inc.	246,176	4,773,353
Vectrus, Inc. (a)	59,050	2,083,875
VirTra, Inc. (a)	3,050	9,150
Wesco Aircraft Holdings, Inc. (a)	318,608	3,128,731
		333,923,849
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,092	29,364
Air Transport Services Group, Inc. (a)	296,159	6,497,728
Atlas Air Worldwide Holdings, Inc. (a)	126,645	4,481,967
Echo Global Logistics, Inc. (a)	136,324	2,681,493
Forward Air Corp.	137,491	7,676,123
Hub Group, Inc. Class A (a)	165,912	6,463,932
Radiant Logistics, Inc.	181,151	1,152,120
XPO Logistics, Inc. (a)(b)	446,568	23,261,727
		52,244,454
Airlines - 0.3%
Allegiant Travel Co.	64,019	8,969,702
Hawaiian Holdings, Inc. (b)	232,175	5,799,732
JetBlue Airways Corp. (a)	1,468,148	25,296,190
Mesa Air Group, Inc.	56,354	513,948
SkyWest, Inc.	253,749	14,900,141
Spirit Airlines, Inc. (a)	333,504	15,367,864
		70,847,577
Building Products - 1.0%
AAON, Inc.	199,354	9,048,678
Advanced Drain Systems, Inc. Del	200,449	5,748,877
American Woodmark Corp. (a)	72,283	5,239,795
Apogee Enterprises, Inc.	130,241	4,721,236
Armstrong World Industries, Inc.	238,556	21,159,917
Builders FirstSource, Inc. (a)	579,600	8,160,768
Continental Building Products, Inc. (a)	171,095	3,904,388
COVIA Corp. (a)(b)	145,251	422,680
CSW Industrials, Inc.	71,463	4,568,630
GCP Applied Technologies, Inc. (a)	350,572	9,170,964
Gibraltar Industries, Inc. (a)	155,693	5,558,240
GMS, Inc. (a)	169,189	2,849,143
Griffon Corp.	175,452	2,523,000
Insteel Industries, Inc.	92,737	1,695,232
Jeld-Wen Holding, Inc. (a)	329,550	6,225,200
Lennox International, Inc.	172,762	45,628,172
Masonite International Corp. (a)	127,611	6,067,903
NCI Building Systems, Inc. (a)	190,470	836,163
Owens Corning	535,994	25,979,629
Patrick Industries, Inc. (a)	108,012	4,405,809
PGT, Inc. (a)	286,775	4,290,154
Quanex Building Products Corp.	167,170	2,592,807
Resideo Technologies, Inc. (a)	601,473	11,836,989
Simpson Manufacturing Co. Ltd.	194,546	11,836,179
Tecogen, Inc. New (a)(b)	6,044	21,577
Trex Co., Inc. (a)	282,957	16,926,488
Universal Forest Products, Inc.	304,458	9,818,771
		231,237,389
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	321,559	11,656,514
ACCO Brands Corp.	486,655	3,576,914
Acme United Corp.	1,332	26,613
ADS Waste Holdings, Inc. (a)	357,680	11,495,835
Amrep Corp. (a)	2,694	13,901
Aqua Metals, Inc. (a)(b)	199,238	358,628
ARC Document Solutions, Inc. (a)	173,429	346,858
Avalon Holdings Corp. Class A (a)	10,366	23,842
Brady Corp. Class A	249,459	11,549,952
BrightView Holdings, Inc. (b)	107,928	1,803,477
Casella Waste Systems, Inc. Class A (a)	206,488	7,995,215
CECO Environmental Corp. (a)	124,603	1,102,737
Cemtrex, Inc. (a)	34,404	7,741
Charah Solutions, Inc.	15,645	72,906
Clean Harbors, Inc. (a)	248,288	15,920,227
CompX International, Inc. Class A	715	10,968
Covanta Holding Corp.	595,293	10,036,640
Deluxe Corp.	208,995	7,774,614
Document Security Systems, Inc. (a)(b)	48,601	48,601
Ecology & Environment, Inc. Class A	5,529	60,819
Ennis, Inc.	129,299	2,394,617
Evoqua Water Technologies Corp. (a)	287,566	3,384,652
Fuel Tech, Inc. (a)	101,005	152,518
Healthcare Services Group, Inc. (b)	363,957	11,504,681
Heritage-Crystal Clean, Inc. (a)	67,703	1,692,575
Herman Miller, Inc.	286,845	10,180,129
HNI Corp.	211,821	7,023,984
Hudson Technologies, Inc. (a)(b)	164,908	263,853
Industrial Services of America, Inc. (a)	12,605	14,622
Interface, Inc.	308,418	4,462,808
KAR Auction Services, Inc.	641,668	36,074,575
Kimball International, Inc. Class B	181,166	2,797,203
Knoll, Inc.	243,482	4,781,986
LSC Communications, Inc.	169,253	820,877
Matthews International Corp. Class A	156,133	5,313,206
McGrath RentCorp.	122,446	6,885,139
Mobile Mini, Inc.	219,890	6,744,026
MSA Safety, Inc.	175,167	17,408,096
Multi-Color Corp.	67,301	3,347,552
NL Industries, Inc. (a)	19,002	62,137
Odyssey Marine Exploration, Inc. (a)(b)	34,805	144,789
Performant Financial Corp. (a)	99,740	160,581
Perma-Fix Environmental Services, Inc. (a)	23,883	99,114
PICO Holdings, Inc. (a)	104,771	1,103,239
Pitney Bowes, Inc.	903,808	3,298,899
Quad/Graphics, Inc. (b)	162,420	1,359,455
Quest Resource Holding Corp. (a)	35,687	91,716
R.R. Donnelley & Sons Co.	328,128	728,444
SP Plus Corp. (a)	115,148	3,573,042
Steelcase, Inc. Class A	430,357	6,902,926
Stericycle, Inc. (a)(b)	414,976	19,246,587
Team, Inc. (a)(b)	153,146	2,223,680
Tetra Tech, Inc.	272,379	18,391,030
The Brink's Co.	245,607	18,911,739
U.S. Ecology, Inc.	111,985	6,665,347
UniFirst Corp.	75,024	11,912,311
Viad Corp.	106,564	6,696,482
Virco Manufacturing Co.	16,793	69,187
VSE Corp.	39,681	956,709
		311,727,515
Construction & Engineering - 0.6%
AECOM (a)(b)	757,517	24,164,792
Aegion Corp. (a)	152,287	2,192,933
Ameresco, Inc. Class A (a)	89,845	1,302,753
Arcosa, Inc.	239,842	8,128,245
Argan, Inc.	73,638	3,382,193
Comfort Systems U.S.A., Inc.	187,814	8,861,065
Construction Partners, Inc. Class A	55,852	726,635
Dycom Industries, Inc. (a)(b)	156,455	8,162,257
EMCOR Group, Inc.	272,737	21,971,693
FTE Networks, Inc. (a)(b)(c)	20,228	25,083
Goldfield Corp.	99,734	241,356
Granite Construction, Inc.	238,296	9,577,116
Great Lakes Dredge & Dock Corp. (a)	317,596	3,379,221
HC2 Holdings, Inc. (a)(b)	168,360	388,912
Ies Holdings, Inc. (a)(b)	35,821	641,912
Infrastructure and Energy Alternatives, Inc. (a)	45,210	125,684
Keane Group, Inc. (a)	200,974	1,475,149
Limbach Holdings, Inc. (a)	300	2,715
MasTec, Inc. (a)(b)	299,002	13,900,603
MYR Group, Inc. (a)	85,412	2,757,953
Northwest Pipe Co. (a)	43,777	1,017,377
NV5 Holdings, Inc. (a)	44,576	3,465,784
Orion Group Holdings, Inc. (a)	116,448	287,627
Primoris Services Corp.	206,460	3,765,830
Sterling Construction Co., Inc. (a)(b)	123,494	1,474,518
Tutor Perini Corp. (a)(b)	196,722	2,860,338
Valmont Industries, Inc.	108,909	12,318,697
Williams Scotsman Corp. (a)	201,390	2,734,876
		139,333,317
Electrical Equipment - 0.8%
Acuity Brands, Inc.	193,405	23,918,396
Allied Motion Technologies, Inc.	36,635	1,189,538
American Electric Technologies, Inc. (a)	11,386	7,857
American Superconductor Corp. (a)(b)	87,329	849,711
AZZ, Inc.	127,850	5,379,928
Babcock & Wilcox Enterprises, Inc. (a)(b)	822,638	353,734
Broadwind Energy, Inc. (a)	60,375	111,694
Capstone Turbine Corp. (a)(b)	261,351	219,822
Encore Wire Corp.	101,121	5,046,949
Energous Corp. (a)(b)	117,754	485,146
Energy Focus, Inc. (a)	30,849	13,265
EnerSys	207,181	11,649,788
Enphase Energy, Inc. (a)(b)	373,685	5,668,801
Espey Manufacturing & Electronics Corp.	5,259	130,108
FuelCell Energy, Inc. (a)(b)	48,382	57,575
Generac Holdings, Inc. (a)	300,347	16,564,137
GrafTech International Ltd.	292,369	2,897,377
Hubbell, Inc. Class B	263,357	30,164,911
Ideal Power, Inc. (a)(b)	17,678	6,721
LSI Industries, Inc.	117,225	414,977
Ocean Power Technologies, Inc. (a)	3,545	7,764
Orion Energy Systems, Inc. (a)(b)	82,082	158,418
Plug Power, Inc. (a)(b)	1,118,897	2,864,376
Polar Power, Inc. (a)	7,179	28,357
Powell Industries, Inc.	39,931	1,374,425
Preformed Line Products Co.	12,621	593,313
Regal Beloit Corp.	205,435	14,935,125
Revolution Lighting Technologies, Inc. (a)(b)	37,668	7,925
Sensata Technologies, Inc. PLC (a)	797,770	34,056,801
Sunrun, Inc. (a)(b)	374,647	5,866,972
Sunworks, Inc. (a)(b)	46,670	38,456
Thermon Group Holdings, Inc. (a)	157,761	3,467,587
TPI Composites, Inc. (a)(b)	92,687	1,932,524
Ultralife Corp. (a)	68,420	530,255
Vicor Corp. (a)(b)	76,570	2,320,837
Vivint Solar, Inc. (a)(b)	204,218	1,331,501
		174,645,071
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	277,558	37,001,257
ITT, Inc.	420,855	24,249,665
Raven Industries, Inc.	175,469	5,746,610
		66,997,532
Machinery - 3.7%
Actuant Corp. Class A	299,490	6,630,709
AGCO Corp.	311,904	20,760,330
Alamo Group, Inc.	46,708	4,433,990
Albany International Corp. Class A	144,903	10,153,353
Allison Transmission Holdings, Inc.	572,517	23,696,479
Altra Industrial Motion Corp.	322,580	10,119,335
Apergy Corp. (a)	375,938	11,657,837
ARC Group Worldwide, Inc. (a)(b)	25,348	12,294
Art's-Way Manufacturing Co., Inc. (a)(b)	31,860	63,720
Astec Industries, Inc.	107,751	3,171,112
Barnes Group, Inc.	239,339	12,378,613
Blue Bird Corp. (a)(b)	73,463	1,382,574
Briggs & Stratton Corp.	214,900	2,020,060
Cactus, Inc. (a)	234,437	7,630,924
Chart Industries, Inc. (a)(b)	156,644	12,003,630
Chicago Rivet & Machine Co.	758	22,250
CIRCOR International, Inc. (a)(b)	100,911	4,264,499
Colfax Corp. (a)(b)	454,510	11,408,201
Columbus McKinnon Corp. (NY Shares)	100,308	3,637,168
Commercial Vehicle Group, Inc. (a)	127,749	793,321
Crane Co.	245,903	18,801,743
Donaldson Co., Inc.	621,581	29,494,018
Douglas Dynamics, Inc.	112,479	4,172,971
Eastern Co.	26,978	656,105
Energy Recovery, Inc. (a)(b)	151,895	1,435,408
EnPro Industries, Inc.	105,948	5,879,055
ESCO Technologies, Inc.	126,548	8,844,440
ExOne Co. (a)(b)	45,878	365,189
Federal Signal Corp.	290,809	6,947,427
Franklin Electric Co., Inc.	185,395	8,125,863
FreightCar America, Inc. (a)(b)	53,070	320,012
Gardner Denver Holdings, Inc. (a)	613,295	20,833,631
Gates Industrial Corp. PLC (a)(b)	235,605	2,657,624
Gencor Industries, Inc. (a)	29,953	331,879
Global Brass & Copper Holdings, Inc.	104,203	4,546,377
Gorman-Rupp Co.	93,529	2,775,005
Graco, Inc.	797,811	37,672,635
Graham Corp.	38,537	786,540
Greenbrier Companies, Inc.	154,101	4,193,088
Harsco Corp. (a)	386,552	9,663,800
Hillenbrand, Inc.	303,903	11,314,309
Hurco Companies, Inc.	26,517	929,686
Hyster-Yale Materials Handling Class A	46,508	2,045,422
IDEX Corp.	365,319	55,787,864
Jason Industries, Inc. (a)	54,859	50,470
John Bean Technologies Corp.	155,568	15,953,498
Kadant, Inc.	53,511	4,344,023
Kennametal, Inc.	396,658	12,197,234
L.B. Foster Co. Class A (a)	45,035	1,088,496
Lincoln Electric Holdings, Inc.	305,052	23,165,649
Lindsay Corp. (b)	53,541	4,250,085
LiqTech International, Inc. (a)(b)	71,085	689,525
Lydall, Inc. (a)	86,460	1,563,197
Manitex International, Inc. (a)(b)	80,512	480,657
Manitowoc Co., Inc. (a)	173,920	2,374,008
Meritor, Inc. (a)	400,394	8,071,943
MFRI, Inc. (a)	13,179	118,611
Middleby Corp. (a)(b)	269,525	35,164,927
Milacron Holdings Corp. (a)	338,953	3,891,180
Miller Industries, Inc.	59,280	1,573,884
Mueller Industries, Inc.	274,901	7,408,582
Mueller Water Products, Inc. Class A	802,692	7,416,874
Navistar International Corp. New (a)	321,059	9,988,145
NN, Inc. (b)	207,276	1,606,389
Nordson Corp.	251,202	31,555,995
Omega Flex, Inc.	14,880	1,271,050
Oshkosh Corp.	337,419	24,020,859
Park-Ohio Holdings Corp.	39,609	1,236,593
ProPetro Holding Corp. (a)	357,790	6,948,282
Proto Labs, Inc. (a)	129,713	13,016,700
RBC Bearings, Inc. (a)	120,747	17,182,298
Rexnord Corp. (a)	514,535	13,537,416
Spartan Motors, Inc.	152,982	1,320,235
SPX Corp. (a)	210,769	6,268,270
SPX Flow, Inc. (a)	213,957	7,638,265
Standex International Corp.	62,527	4,066,756
Sun Hydraulics Corp.	142,441	5,946,912
Taylor Devices, Inc. (a)	3,749	39,852
Tennant Co.	91,294	5,259,447
Terex Corp.	292,060	7,818,446
The L.S. Starrett Co. Class A (a)	20,155	148,542
Timken Co.	329,777	14,513,486
Titan International, Inc.	259,294	1,094,221
Toro Co.	511,172	33,307,968
TriMas Corp. (a)	220,175	6,308,014
Trinity Industries, Inc.	647,583	12,485,400
Twin Disc, Inc. (a)	40,233	580,160
Wabash National Corp.	267,734	3,617,086
WABCO Holdings, Inc. (a)	247,744	32,432,167
Watts Water Technologies, Inc. Class A	138,616	11,281,956
Welbilt, Inc. (a)	647,309	9,987,978
Woodward, Inc.	271,872	29,612,298
		828,714,519
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	374,845	1,746,778
Genco Shipping & Trading Ltd. (a)(b)	82,800	598,644
Kirby Corp. (a)	261,940	20,268,917
Matson, Inc.	216,057	7,393,471
Pangaea Logistics Solutions Ltd.	5,684	19,610
		30,027,420
Professional Services - 1.5%
Acacia Research Corp. (a)	241,785	754,369
Asgn, Inc. (a)	261,032	13,242,153
Barrett Business Services, Inc.	35,616	2,565,064
BG Staffing, Inc.	40,536	689,923
CBIZ, Inc. (a)	275,881	5,462,444
CoStar Group, Inc. (a)	176,550	89,976,942
CRA International, Inc.	41,098	1,538,709
DLH Holdings Corp. (a)	2,257	10,721
Exponent, Inc.	253,484	14,207,778
Forrester Research, Inc.	53,132	2,419,100
Franklin Covey Co. (a)	53,514	1,664,285
FTI Consulting, Inc. (a)	185,748	15,587,972
GEE Group, Inc. (a)(b)	3,724	3,724
GP Strategies Corp. (a)	71,012	968,604
Heidrick & Struggles International, Inc.	91,941	2,791,329
Hill International, Inc. (a)	103,820	273,047
Hudson Global, Inc. (a)	73,252	93,763
Huron Consulting Group, Inc. (a)	109,363	5,383,940
ICF International, Inc.	93,446	6,811,279
InnerWorkings, Inc. (a)	215,796	731,548
Insperity, Inc.	180,924	20,607,244
Kelly Services, Inc. Class A (non-vtg.)	161,270	3,789,845
Kforce, Inc.	119,396	4,149,011
Korn Ferry	282,899	12,187,289
Lightbridge Corp. (a)	31,907	24,029
Manpower, Inc.	293,116	25,067,280
Mastech Digital, Inc. (a)	8,886	45,452
MISTRAS Group, Inc. (a)	85,188	1,177,298
Navigant Consulting, Inc.	204,111	4,490,442
RCM Technologies, Inc. (a)	26,331	86,892
Resources Connection, Inc.	145,001	2,225,765
Spherix, Inc. (a)(b)	1,109	3,327
Staffing 360 Solutions, Inc. (b)	32,301	51,359
TransUnion Holding Co., Inc.	897,192	58,801,964
TriNet Group, Inc. (a)	215,431	13,654,017
TrueBlue, Inc. (a)	197,830	4,201,909
Volt Information Sciences, Inc. (a)	56,277	244,242
WageWorks, Inc. (a)	194,486	9,718,465
Willdan Group, Inc. (a)(b)	45,188	1,406,251
		327,108,775
Road & Rail - 0.9%
AMERCO	37,741	13,896,991
ArcBest Corp.	120,503	3,021,010
Avis Budget Group, Inc. (a)	308,880	8,759,837
Covenant Transport Group, Inc. Class A (a)	58,436	877,709
Daseke, Inc. (a)	271,093	1,171,122
Genesee & Wyoming, Inc. Class A (a)	272,629	25,959,733
Heartland Express, Inc.	235,593	4,212,403
Hertz Global Holdings, Inc. (a)(b)	269,187	3,787,461
Knight-Swift Transportation Holdings, Inc. Class A	608,166	16,809,708
Landstar System, Inc.	191,901	18,470,471
Marten Transport Ltd.	189,930	3,346,567
Old Dominion Freight Lines, Inc.	312,399	41,374,124
P.A.M. Transportation Services, Inc. (a)	11,803	660,968
Patriot Transportation Holding, Inc. (a)	5,715	103,384
Roadrunner Transportation Systems, Inc. (a)(b)	10,165	95,551
Ryder System, Inc.	258,739	13,066,320
Saia, Inc. (a)(b)	127,509	7,523,031
Schneider National, Inc. Class B	136,954	2,300,827
U.S. Xpress Enterprises, Inc.	72,779	394,462
U.S.A. Truck, Inc. (a)	35,507	404,070
Uber Technologies, Inc. (b)	969,000	39,157,290
Universal Logistics Holdings, Inc.	41,673	786,370
Werner Enterprises, Inc. (b)	209,235	5,833,472
YRC Worldwide, Inc. (a)	164,196	699,475
		212,712,356
Trading Companies & Distributors - 1.0%
AeroCentury Corp. (a)	726	5,838
Air Lease Corp. Class A	495,327	17,831,772
Aircastle Ltd.	272,320	5,288,454
Applied Industrial Technologies, Inc.	195,832	10,639,553
Beacon Roofing Supply, Inc. (a)	332,456	11,489,679
BlueLinx Corp. (a)(b)	44,155	887,074
BMC Stock Holdings, Inc. (a)	328,879	6,587,446
CAI International, Inc. (a)	83,540	1,881,321
DXP Enterprises, Inc. (a)	77,088	2,483,775
EVI Industries, Inc. (b)	20,175	735,379
GATX Corp. (b)	177,442	12,389,000
General Finance Corp. (a)	73,463	560,523
H&E Equipment Services, Inc.	151,429	3,681,239
HD Supply Holdings, Inc. (a)	857,287	35,568,838
Herc Holdings, Inc. (a)	115,332	3,924,748
Houston Wire & Cable Co. (a)	67,850	355,534
Huttig Building Products, Inc. (a)(b)	72,927	191,069
Kaman Corp.	137,697	7,657,330
Lawson Products, Inc. (a)	24,295	891,141
MRC Global, Inc. (a)	400,963	5,934,252
MSC Industrial Direct Co., Inc. Class A	215,723	15,242,987
Now, Inc. (a)(b)	525,281	6,844,411
Rush Enterprises, Inc. Class A	170,969	6,030,077
SiteOne Landscape Supply, Inc. (a)(b)	202,542	13,138,900
Systemax, Inc.	72,976	1,502,576
Titan Machinery, Inc. (a)	93,368	1,561,113
Transcat, Inc. (a)	25,989	644,527
Triton International Ltd.	278,991	8,244,184
Univar, Inc. (a)	643,441	12,875,254
Veritiv Corp. (a)	61,994	1,094,814
Watsco, Inc.	155,656	24,498,698
WESCO International, Inc. (a)	225,771	10,572,856
Willis Lease Finance Corp. (a)	20,314	1,011,637
		232,245,999
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	370,791	14,783,437

TOTAL INDUSTRIALS		3,026,549,210

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	137,302	6,398,273
ADTRAN, Inc.	234,904	3,683,295
Aerohive Networks, Inc. (a)	178,285	606,169
Applied Optoelectronics, Inc. (a)(b)	86,263	747,038
Aviat Networks, Inc. (a)	17,942	234,143
BK Technologies Corp.	68,107	269,023
CalAmp Corp. (a)	167,160	1,698,346
Calix Networks, Inc. (a)	221,093	1,337,613
Ciena Corp. (a)	698,180	24,394,409
Clearfield, Inc. (a)	45,080	599,113
ClearOne, Inc. (a)	68,406	140,232
CommScope Holding Co., Inc. (a)	924,995	14,938,669
Communications Systems, Inc.	9,122	25,815
Comtech Telecommunications Corp.	119,418	2,525,691
Dasan Zhone Solutions, Inc. (a)	21,808	285,249
Digi International, Inc. (a)	143,313	1,560,679
EchoStar Holding Corp. Class A (a)	232,082	9,928,468
EMCORE Corp. (a)	116,856	414,839
Extreme Networks, Inc. (a)	569,457	3,206,043
Finisar Corp. (a)	565,716	11,868,722
Harmonic, Inc. (a)(b)	424,732	2,217,101
Infinera Corp. (a)(b)	738,753	2,297,522
InterDigital, Inc.	161,917	10,284,968
KVH Industries, Inc. (a)	53,392	496,012
Lantronix, Inc. (a)	32,609	114,784
Lumentum Holdings, Inc. (a)	368,524	14,914,166
NETGEAR, Inc. (a)	164,152	4,136,630
NetScout Systems, Inc. (a)	344,377	8,440,680
Network-1 Security Solutions, Inc.	44,887	101,893
Optical Cable Corp. (a)	11,253	46,812
PC-Tel, Inc.	65,156	319,264
Plantronics, Inc.	163,835	6,728,703
Quantenna Communications, Inc. (a)	137,826	3,343,659
Resonant, Inc. (a)(b)	88,838	213,211
Sonus Networks, Inc. (a)	258,535	1,103,944
Technical Communications Corp. (a)	2,782	12,380
Tessco Technologies, Inc.	25,162	440,335
Ubiquiti Networks, Inc. (b)	92,625	11,143,714
ViaSat, Inc. (a)(b)	275,992	24,019,584
Viavi Solutions, Inc. (a)	1,125,082	13,557,238
Westell Technologies, Inc. Class A (a)	36,810	64,049
xG Technology, Inc. (a)	338	558
		188,859,036
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,707	16,624
ADT, Inc. (b)	587,693	3,438,004
Akoustis Technologies, Inc. (a)(b)	124,372	865,629
Anixter International, Inc. (a)	145,226	7,749,259
Applied DNA Sciences, Inc. (a)(b)	174,455	100,085
Arlo Technologies, Inc.	354,565	1,216,158
Arrow Electronics, Inc. (a)	410,166	25,701,002
Avnet, Inc.	531,262	21,696,740
AVX Corp.	243,060	3,594,857
Badger Meter, Inc.	148,853	7,859,438
Bel Fuse, Inc. Class B (non-vtg.)	43,341	748,932
Belden, Inc.	194,631	9,965,107
Benchmark Electronics, Inc.	198,350	4,381,552
Cardtronics PLC (a)(b)	183,810	5,551,062
Casa Systems, Inc. (a)	137,941	775,228
CDW Corp.	726,454	71,512,132
ClearSign Combustion Corp. (a)(b)	88,193	79,374
Coda Octopus Group, Inc. (a)	16,709	162,579
Cognex Corp.	831,688	33,766,533
Coherent, Inc. (a)(b)	118,712	13,061,881
Control4 Corp. (a)	127,580	3,018,543
CTS Corp.	163,045	4,314,171
CUI Global, Inc. (a)(b)	85,811	90,102
Daktronics, Inc.	187,333	1,163,338
Data I/O Corp. (a)	25,384	105,344
Dell Technologies, Inc. (a)	722,552	43,027,972
Digital Ally, Inc. (a)(b)	43,337	115,060
Dolby Laboratories, Inc. Class A	314,846	19,511,007
DPW Holdings, Inc. (a)	12,003	1,824
Dynasil Corp. of America (a)	9,233	9,602
eMagin Corp. (a)(b)	59,414	32,969
ePlus, Inc. (a)	66,423	4,693,449
Fabrinet (a)	178,082	7,593,416
FARO Technologies, Inc. (a)	87,303	3,850,062
Fitbit, Inc. (a)(b)	998,792	4,624,407
Frequency Electronics, Inc. (a)	18,014	201,757
I. D. Systems Inc. (a)	42,210	206,407
Identiv, Inc. (a)	50,133	238,132
IEC Electronics Corp. (a)	42,451	259,376
II-VI, Inc. (a)(b)	287,954	9,050,394
Image Sensing Systems, Inc. (a)	9,582	48,581
Insight Enterprises, Inc. (a)	173,053	8,908,768
Intellicheck, Inc. (a)	10,517	50,797
Iteris, Inc. (a)(b)	122,630	654,844
Itron, Inc. (a)	163,528	9,263,861
Jabil, Inc.	689,766	16,961,346
KEMET Corp.	283,468	4,507,141
KEY Tronic Corp. (a)	23,421	120,852
Kimball Electronics, Inc. (a)	128,173	1,826,465
Knowles Corp. (a)	439,203	6,908,663
LGL Group, Inc. (a)	5,167	40,923
LightPath Technologies, Inc. Class A (a)(b)	75,176	73,966
Littelfuse, Inc.	120,379	19,647,057
LRAD Corp. (a)	78,579	253,810
Luna Innovations, Inc. (a)	134,554	565,127
Methode Electronics, Inc. Class A	174,980	4,309,757
MicroVision, Inc. (a)(b)	416,568	348,459
MTS Systems Corp.	86,712	4,704,993
Napco Security Technolgies, Inc. (a)	59,429	1,587,943
National Instruments Corp.	550,386	21,239,396
Neonode, Inc. (a)(b)	11,971	31,843
Novanta, Inc. (a)	159,279	12,745,506
OSI Systems, Inc. (a)	83,897	8,690,890
Par Technology Corp. (a)(b)	50,820	1,428,550
Park Electrochemical Corp.	94,387	1,410,142
PC Connection, Inc.	59,843	1,899,417
PC Mall, Inc. (a)	41,720	1,065,946
Perceptron, Inc. (a)	32,730	140,739
Plexus Corp. (a)	156,948	7,773,634
Research Frontiers, Inc. (a)(b)	70,642	206,981
RF Industries Ltd.	34,355	267,969
Richardson Electronics Ltd.	36,172	183,754
Rogers Corp. (a)	89,369	12,332,028
Sanmina Corp. (a)	332,008	8,828,093
ScanSource, Inc. (a)	126,716	3,701,374
Sigmatron International, Inc. (a)	11,250	26,438
Superconductor Technologies, Inc. (a)	2,752	2,216
SYNNEX Corp.	201,868	17,503,974
Tech Data Corp. (a)	180,969	16,404,840
Trimble, Inc. (a)	1,218,236	48,607,616
TTM Technologies, Inc. (a)(b)	452,649	3,861,096
Vishay Intertechnology, Inc.	658,424	10,034,382
Vishay Precision Group, Inc. (a)	59,862	2,144,257
Wayside Technology Group, Inc.	13,193	150,796
Wireless Telecom Group, Inc. (a)	34,803	53,597
Wrap Technologies, Inc. (a)	32,286	199,850
Zebra Technologies Corp. Class A (a)	260,082	44,588,458
		620,656,643
IT Services - 4.7%
3PEA International, Inc. (a)(b)	144,577	1,411,072
Alithya Group, Inc. (a)	33,434	101,974
ALJ Regional Holdings, Inc. (a)	9,675	13,545
Booz Allen Hamilton Holding Corp. Class A	677,298	42,784,915
Brightcove, Inc. (a)	155,323	1,550,124
CACI International, Inc. Class A (a)	121,467	24,720,964
Carbonite, Inc. (a)(b)	158,934	3,761,968
Cass Information Systems, Inc.	57,105	2,573,722
Computer Task Group, Inc. (a)	43,271	181,738
Conduent, Inc. (a)	855,535	7,614,262
CoreLogic, Inc. (a)	396,140	15,524,727
CSG Systems International, Inc.	161,434	7,240,315
CSP, Inc.	3,489	47,590
Elastic NV (b)	33,812	2,774,275
Endurance International Group Holdings, Inc. (a)	383,302	1,705,694
EPAM Systems, Inc. (a)	248,855	42,949,884
Euronet Worldwide, Inc. (a)	249,901	38,744,651
EVERTEC, Inc.	296,019	8,483,905
EVO Payments, Inc. Class A	153,502	4,519,099
Exela Technologies, Inc. (a)	248,418	544,035
ExlService Holdings, Inc. (a)	169,302	10,032,837
First Data Corp. Class A (a)	2,748,399	69,864,303
Genpact Ltd.	726,432	26,260,517
GoDaddy, Inc. (a)	820,389	61,036,942
GreenSky, Inc. Class A (b)	222,038	2,460,181
GTT Communications, Inc. (a)(b)	164,309	3,907,268
Hackett Group, Inc.	132,731	2,135,642
i3 Verticals, Inc. Class A	39,325	1,005,540
Information Services Group, Inc. (a)	106,909	332,487
Innodata, Inc. (a)	57,046	56,476
Internap Network Services Corp. (a)(b)	84,025	218,465
KBR, Inc.	681,477	15,142,419
Leidos Holdings, Inc.	707,061	53,262,905
Limelight Networks, Inc. (a)	561,479	1,729,355
Liveramp Holdings, Inc. (a)(b)	333,818	17,151,569
ManTech International Corp. Class A	129,435	7,943,426
Marathon Patent Group, Inc. (a)(b)	13,462	36,751
Maximus, Inc.	310,360	22,113,150
ModusLink Global Solutions, Inc. (a)	124,462	226,521
MoneyGram International, Inc. (a)	141,146	196,193
MongoDB, Inc. Class A (a)(b)	132,292	18,565,859
NIC, Inc.	340,054	5,427,262
Okta, Inc. (a)(b)	505,465	57,228,747
Perficient, Inc. (a)	164,494	5,005,552
Perspecta, Inc.	691,913	15,021,431
PFSweb, Inc. (a)	68,404	256,515
Presidio, Inc.	242,687	3,215,603
PRG-Schultz International, Inc. (a)	113,057	738,262
Sabre Corp.	1,328,305	26,938,025
Science Applications International Corp.	246,948	18,950,790
ServiceSource International, Inc. (a)	310,800	323,232
Square, Inc. (a)	1,492,833	92,481,004
StarTek, Inc. (a)	45,478	369,281
Switch, Inc. Class A (b)	253,158	3,131,564
Sykes Enterprises, Inc. (a)	195,468	4,839,788
Ttec Holdings, Inc.	70,995	2,817,082
Twilio, Inc. Class A (a)(b)	535,666	70,702,555
U.S.A. Technologies, Inc. (a)(b)	309,376	2,075,913
Unisys Corp. (a)(b)	244,414	2,370,816
Verra Mobility Corp. (a)(b)	445,224	6,224,232
Virtusa Corp. (a)	134,116	5,686,518
WEX, Inc. (a)	207,921	39,284,594
WidePoint Corp. (a)	264,173	123,369
Worldpay, Inc. (a)	1,462,480	177,896,067
		1,062,035,467
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc. (a)	36,968	712,004
Adesto Technologies Corp. (a)(b)	121,624	915,829
Advanced Energy Industries, Inc. (a)	190,619	9,563,355
AEHR Test Systems (a)	77,697	135,970
Alpha & Omega Semiconductor Ltd. (a)	93,791	800,975
Amkor Technology, Inc. (a)	637,965	4,134,013
Amtech Systems, Inc. (a)(b)	53,049	284,873
Aquantia Corp. (a)	126,466	1,661,763
Atomera, Inc. (a)	60,574	255,622
Axcelis Technologies, Inc. (a)	153,412	2,275,100
AXT, Inc. (a)(b)	163,305	651,587
Brooks Automation, Inc.	348,384	12,364,148
Cabot Microelectronics Corp.	140,552	13,699,603
Ceva, Inc. (a)	108,080	2,467,466
Cirrus Logic, Inc. (a)	291,930	10,909,424
Cohu, Inc.	199,201	2,898,375
Cree, Inc. (a)(b)	502,127	27,687,283
CVD Equipment Corp. (a)	12,659	45,572
CyberOptics Corp. (a)(b)	31,816	488,376
Cypress Semiconductor Corp.	1,750,044	31,185,784
Diodes, Inc. (a)	198,619	6,143,286
DSP Group, Inc. (a)	98,205	1,371,924
Entegris, Inc.	650,218	22,328,486
First Solar, Inc. (a)(b)	368,053	21,361,796
FormFactor, Inc. (a)	371,995	5,341,848
GSI Technology, Inc. (a)	64,516	536,773
Ichor Holdings Ltd. (a)(b)	108,787	2,295,406
Impinj, Inc. (a)(b)	76,135	1,887,387
Inphi Corp. (a)	215,799	9,469,260
Intermolecular, Inc. (a)	44,940	52,580
Intest Corp. (a)	33,374	167,537
Kopin Corp. (a)(b)	260,464	299,534
Kulicke & Soffa Industries, Inc.	320,420	6,212,944
Lattice Semiconductor Corp. (a)	643,604	8,238,131
MACOM Technology Solutions Holdings, Inc. (a)(b)	214,700	3,038,005
Marvell Technology Group Ltd.	2,867,574	63,946,900
MaxLinear, Inc. Class A (a)(b)	306,517	6,488,965
MKS Instruments, Inc.	260,207	18,594,392
Monolithic Power Systems, Inc.	190,649	22,201,076
MoSys, Inc. (a)	16,268	3,058
Nanometrics, Inc. (a)	122,181	3,476,049
NeoPhotonics Corp. (a)	159,367	619,938
NVE Corp.	23,223	1,694,350
ON Semiconductor Corp. (a)	1,984,945	35,252,623
PDF Solutions, Inc. (a)	138,524	1,683,067
Photronics, Inc. (a)	332,942	2,700,160
Pixelworks, Inc. (a)(b)	137,421	409,515
Power Integrations, Inc.	145,114	9,455,628
QuickLogic Corp. (a)(b)	362,578	249,780
Rambus, Inc. (a)	556,177	6,318,171
Rubicon Technology, Inc. (a)	8,459	68,349
Rudolph Technologies, Inc. (a)	153,852	3,549,366
Semtech Corp. (a)(b)	319,451	12,723,733
Silicon Laboratories, Inc. (a)	210,441	19,690,964
SMART Global Holdings, Inc. (a)(b)	58,545	997,021
SolarEdge Technologies, Inc. (a)(b)	217,572	11,657,508
SunPower Corp. (a)(b)	306,995	2,290,183
Synaptics, Inc. (a)(b)	165,586	4,379,750
Teradyne, Inc.	837,685	35,300,046
Ultra Clean Holdings, Inc. (a)(b)	191,553	2,442,301
Universal Display Corp. (b)	206,225	30,300,639
Veeco Instruments, Inc. (a)	241,829	2,778,615
Versum Materials, Inc.	525,936	27,006,814
Xperi Corp.	237,879	4,997,838
		543,158,818
Software - 8.7%
2U, Inc. (a)(b)	276,803	10,515,746
8x8, Inc. (a)(b)	474,503	11,449,757
A10 Networks, Inc. (a)	262,218	1,596,908
ACI Worldwide, Inc. (a)	569,638	17,920,811
Agilysys, Inc. (a)	89,256	1,945,781
Alarm.com Holdings, Inc. (a)	169,891	9,906,344
Altair Engineering, Inc. Class A (a)	131,320	5,004,605
Alteryx, Inc. Class A (a)(b)	222,522	19,328,261
Amber Road, Inc. (a)	149,837	1,944,884
American Software, Inc. Class A	136,738	1,732,470
Anaplan, Inc. (b)	80,360	3,496,464
AppFolio, Inc. (a)	59,186	5,705,530
Appian Corp. Class A (a)(b)	148,916	5,380,335
Aspen Technology, Inc. (a)	338,980	38,511,518
Asure Software, Inc. (a)(b)	56,901	365,873
AudioEye, Inc. (a)(b)	21,578	132,705
Avalara, Inc. (b)	206,684	13,980,106
Avaya Holdings Corp. (a)(b)	499,691	6,286,113
Aware, Inc. (a)	24,042	79,339
Benefitfocus, Inc. (a)(b)	125,934	3,571,488
Black Knight, Inc. (a)	682,877	38,712,297
Blackbaud, Inc.	238,015	18,308,114
BlackLine, Inc. (a)(b)	229,612	11,804,353
Bottomline Technologies, Inc. (a)	180,267	7,874,063
Box, Inc. Class A (a)	710,903	13,144,596
Bridgeline Digital, Inc. (a)	19	63
BroadVision, Inc. (a)	7,279	9,754
BSQUARE Corp. (a)	35,232	49,325
Carbon Black, Inc.	223,979	3,370,884
Cardlytics, Inc. (a)(b)	70,328	1,614,028
CDK Global, Inc.	604,743	29,269,561
Ceridian HCM Holding, Inc. (a)(b)	324,093	15,938,894
ChannelAdvisor Corp. (a)	125,310	1,152,852
Cision Ltd. (a)	378,205	4,152,691
Cloudera, Inc. (a)	1,092,510	10,018,317
CommVault Systems, Inc. (a)	184,679	8,504,468
Cornerstone OnDemand, Inc. (a)	260,340	13,857,898
Coupa Software, Inc. (a)(b)	255,927	27,949,788
Digimarc Corp. (a)(b)	56,801	2,985,461
Digital Turbine, Inc. (a)	307,804	1,160,421
DocuSign, Inc. (a)	111,219	6,234,937
Domo, Inc. Class B (b)	47,186	1,580,731
Dropbox, Inc. Class A (a)	998,963	22,536,605
Ebix, Inc. (b)	109,490	5,138,366
eGain Communications Corp. (a)	87,988	693,345
Envestnet, Inc. (a)(b)	236,366	15,815,249
Everbridge, Inc. (a)	138,464	10,888,809
Evolving Systems, Inc. (a)	27,005	23,062
Fair Isaac Corp. (a)	141,218	41,786,406
Finjan Holdings, Inc. (a)	96,080	236,357
FireEye, Inc. (a)	960,067	14,007,378
Five9, Inc. (a)	287,819	14,779,506
Forescout Technologies, Inc. (a)	172,982	5,556,182
Globalscape, Inc.	28,877	263,936
GSE Systems, Inc. (a)	32,533	70,597
Guidewire Software, Inc. (a)	389,892	39,191,944
HubSpot, Inc. (a)(b)	184,893	32,038,259
HyreCar, Inc. (b)	16,679	65,548
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	69,094
Inseego Corp. (a)(b)	262,109	1,268,608
Instructure, Inc. (a)(b)	156,334	6,500,368
Intelligent Systems Corp. (a)(b)	27,255	742,426
Inuvo, Inc. (a)	95,405	65,829
Issuer Direct Corp.	35,231	361,118
j2 Global, Inc.	223,250	18,817,743
LivePerson, Inc. (a)	283,557	7,891,391
LogMeIn, Inc.	245,453	17,630,889
Majesco (a)	60,164	537,265
MAM Software Group, Inc. (a)	1,366	12,021
Manhattan Associates, Inc. (a)	318,306	20,839,494
Marin Software, Inc. (a)	22,030	51,991
MicroStrategy, Inc. Class A (a)	40,034	5,320,919
Mitek Systems, Inc. (a)	181,062	1,846,832
MobileIron, Inc. (a)	372,480	2,082,163
Model N, Inc. (a)	133,183	2,399,958
Monotype Imaging Holdings, Inc.	203,752	3,319,120
Net Element International, Inc. (a)	15,603	61,476
NetSol Technologies, Inc. (a)	40,740	239,551
New Relic, Inc. (a)	222,243	22,295,418
Nuance Communications, Inc. (a)	1,382,821	23,743,037
Nutanix, Inc. Class A (a)	373,896	10,495,261
NXT-ID, Inc. (a)	86,540	57,238
Onespan, Inc. (a)	153,142	2,136,331
Palo Alto Networks, Inc. (a)	460,415	92,147,458
Parametric Technology Corp. (a)	517,455	43,497,267
Park City Group, Inc. (a)(b)	64,528	339,417
Paycom Software, Inc. (a)	234,419	49,720,270
Paylocity Holding Corp. (a)	155,749	15,609,165
Pegasystems, Inc.	178,434	12,872,229
Pivotal Software, Inc. (a)(b)	377,022	7,502,738
Pluralsight, Inc. (b)	270,411	8,615,294
Progress Software Corp.	219,582	8,994,079
Proofpoint, Inc. (a)	269,492	30,280,121
PROS Holdings, Inc. (a)	177,448	10,061,302
Q2 Holdings, Inc. (a)(b)	185,447	13,582,138
QAD, Inc.:
Class A	36,998	1,598,314
Class B	23,915	730,842
Qualys, Inc. (a)	166,794	14,779,616
Qumu Corp. (a)	82,505	266,491
Rapid7, Inc. (a)	204,739	10,697,613
RealNetworks, Inc. (a)	88,984	166,400
RealPage, Inc. (a)(b)	351,453	20,496,739
Red Violet, Inc. (a)(b)	23,864	281,118
Rimini Street, Inc. (a)	6,669	32,278
RingCentral, Inc. (a)	330,526	39,613,541
RumbleON, Inc. Class B (a)(b)	47,249	208,368
SailPoint Technologies Holding, Inc. (a)	312,967	5,498,830
SeaChange International, Inc. (a)	123,967	157,438
SecureWorks Corp. (a)(b)	51,274	749,113
ServiceNow, Inc. (a)	870,147	227,917,531
SharpSpring, Inc. (a)(b)	34,153	497,951
ShiftPixy, Inc. (a)(b)	15,135	6,833
ShotSpotter, Inc. (a)(b)	37,512	1,725,552
SITO Mobile Ltd. (a)(b)	82,134	77,206
Smartsheet, Inc. (a)	62,648	2,692,611
Smith Micro Software, Inc. (a)(b)	91,552	269,163
Splunk, Inc. (a)	715,579	81,568,850
SPS Commerce, Inc. (a)	86,745	8,841,918
SS&C Technologies Holdings, Inc.	1,043,869	58,091,310
Support.com, Inc. (a)	54,868	122,356
SurveyMonkey	74,549	1,282,243
Synacor, Inc. (a)	119,442	205,440
Synchronoss Technologies, Inc. (a)	191,683	1,222,938
Tableau Software, Inc. (a)	346,318	38,950,385
Telaria, Inc. (a)	145,541	1,091,558
TeleNav, Inc. (a)	176,907	1,319,726
Tenable Holdings, Inc.	53,917	1,501,588
Teradata Corp. (a)	568,666	19,527,990
The Trade Desk, Inc. (a)(b)	176,898	35,169,091
TiVo Corp.	602,756	4,339,843
Tyler Technologies, Inc. (a)	185,430	39,561,491
Upland Software, Inc. (a)	100,239	4,690,183
Upwork, Inc. (b)	302,675	4,534,072
Varonis Systems, Inc. (a)	147,326	9,213,768
Verint Systems, Inc. (a)	318,781	18,090,822
Veritone, Inc. (a)(b)	55,423	489,939
VirnetX Holding Corp. (a)	291,876	1,727,906
VMware, Inc. Class A	366,639	64,887,770
Workday, Inc. Class A (a)	781,708	159,562,237
Workiva, Inc. (a)	126,342	7,029,669
Yext, Inc. (a)(b)	410,846	7,543,133
Zendesk, Inc. (a)	527,353	44,429,490
Zix Corp. (a)	274,741	2,461,679
Zscaler, Inc. (a)(b)	70,374	4,829,768
Zuora, Inc. (a)(b)	70,790	990,352
		1,973,388,165
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	541,509	4,380,808
Astro-Med, Inc.	35,940	920,423
Avid Technology, Inc. (a)	167,836	1,300,729
Boxlight Corp. (a)(b)	37,515	114,796
CPI Card Group (a)	14,163	35,266
Cray, Inc. (a)	197,302	6,907,543
Diebold Nixdorf, Inc. (a)	374,987	3,187,390
Eastman Kodak Co. (a)(b)	178,692	416,352
Electronics for Imaging, Inc. (a)	211,084	7,736,229
Everspin Technologies, Inc. (a)(b)	46,642	319,964
Immersion Corp. (a)	146,659	1,105,809
Intevac, Inc. (a)	87,082	461,535
NCR Corp. (a)(b)	579,611	17,736,097
One Stop Systems, Inc. (a)	500	895
Pure Storage, Inc. Class A (a)	833,822	13,224,417
Qualstar Corp. (a)	11,767	67,778
Transact Technologies, Inc.	27,805	239,401
		58,155,432

TOTAL INFORMATION TECHNOLOGY		4,446,253,561

MATERIALS - 4.1%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	134,313	58,158
Advanced Emissions Solutions, Inc. (b)	96,954	1,150,844
AdvanSix, Inc. (a)	145,943	3,558,090
AgroFresh Solutions, Inc. (a)(b)	114,965	277,066
American Vanguard Corp.	129,218	1,716,015
Amyris, Inc. (a)(b)	222,319	753,661
Ashland Global Holdings, Inc.	301,736	22,590,974
Axalta Coating Systems Ltd. (a)	1,004,304	23,611,187
Balchem Corp.	157,433	14,277,599
Cabot Corp.	297,000	11,862,180
Chase Corp.	35,843	3,644,875
Core Molding Technologies, Inc.	29,730	228,029
Element Solutions, Inc. (a)	1,165,963	11,030,010
Ferro Corp. (a)	404,171	5,472,475
Flotek Industries, Inc. (a)(b)	264,681	804,630
FutureFuel Corp.	128,970	1,338,709
H.B. Fuller Co.	252,402	9,952,211
Hawkins, Inc.	45,489	1,617,589
Huntsman Corp.	1,011,881	17,576,373
Ingevity Corp. (a)	203,339	17,832,830
Innophos Holdings, Inc.	99,072	2,634,324
Innospec, Inc.	118,995	9,604,086
Intrepid Potash, Inc. (a)	489,269	1,546,090
Koppers Holdings, Inc. (a)	104,535	2,786,903
Kraton Performance Polymers, Inc. (a)	159,945	3,913,854
Kronos Worldwide, Inc.	117,333	1,479,569
Loop Industries, Inc. (a)(b)	37,261	314,855
LSB Industries, Inc. (a)(b)	90,767	304,069
Marrone Bio Innovations, Inc. (a)(b)	160,000	246,400
Minerals Technologies, Inc.	174,829	9,087,611
NewMarket Corp.	42,558	16,469,946
Northern Technologies International Corp.	6,466	161,327
Olin Corp.	793,590	15,562,300
OMNOVA Solutions, Inc. (a)	212,455	1,204,620
PolyOne Corp.	373,870	9,395,353
PQ Group Holdings, Inc. (a)	186,408	2,824,081
Quaker Chemical Corp.	65,943	11,926,451
Rayonier Advanced Materials, Inc.	246,939	1,612,512
RPM International, Inc.	639,554	34,228,930
Sensient Technologies Corp.	205,723	13,927,447
Stepan Co.	101,561	8,618,466
Taronis Technologies, Inc. (a)(b)	46,027	20,252
The Chemours Co. LLC	812,468	17,134,950
The Scotts Miracle-Gro Co. Class A	190,536	17,058,688
Trecora Resources (a)	74,960	710,621
Tredegar Corp.	122,777	1,914,093
Trinseo SA	210,898	7,769,482
Tronox Holdings PLC (b)	469,437	4,351,681
Valhi, Inc.	140,481	280,962
Valvoline, Inc.	925,566	16,151,127
Venator Materials PLC (a)	253,191	1,101,381
W.R. Grace & Co.	320,890	22,616,327
Westlake Chemical Corp.	172,338	9,873,244
		396,185,507
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	25,795	131,555
Eagle Materials, Inc.	223,901	19,268,920
Forterra, Inc. (a)(b)	86,988	415,803
Foundation Building Materials, Inc. (a)	88,964	1,349,584
nVent Electric PLC	775,815	17,890,294
Summit Materials, Inc. (a)(b)	554,597	7,753,266
Tecnoglass, Inc.	87,666	628,565
U.S. Concrete, Inc. (a)(b)	74,738	3,480,549
United States Lime & Minerals, Inc.	10,066	821,990
		51,740,526
Containers & Packaging - 0.9%
Aptargroup, Inc.	305,668	34,623,014
Bemis Co., Inc.	438,714	25,598,962
Berry Global Group, Inc. (a)	627,552	29,507,495
Crown Holdings, Inc. (a)	650,612	36,063,423
Graphic Packaging Holding Co.	1,442,906	18,757,778
Greif, Inc.:
Class A	94,555	3,351,029
Class B	47,597	2,096,648
Myers Industries, Inc.	173,107	2,928,970
Owens-Illinois, Inc.	755,285	12,084,560
Silgan Holdings, Inc.	378,694	10,978,339
Sonoco Products Co.	483,664	29,904,945
UFP Technologies, Inc. (a)	23,562	869,909
		206,765,072
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	1,474,468	2,536,085
Alcoa Corp. (a)	902,159	19,116,749
Allegheny Technologies, Inc. (a)(b)	604,328	12,938,662
Americas Silver Corp. (a)	48,453	83,339
Ampco-Pittsburgh Corp. (a)	38,813	182,421
Atkore International Group, Inc. (a)	223,647	5,231,103
Carpenter Technology Corp.	237,071	9,615,600
Century Aluminum Co. (a)	242,752	1,356,984
Cleveland-Cliffs, Inc. (b)	1,404,787	12,221,647
Coeur d'Alene Mines Corp. (a)	1,125,005	3,195,014
Commercial Metals Co.	568,853	7,594,188
Compass Minerals International, Inc.	161,448	8,235,462
Comstock Mining, Inc. (a)	43,965	8,177
Friedman Industries	25,968	191,644
General Moly, Inc. (a)	199,078	78,039
Gold Resource Corp.	295,183	838,320
Golden Minerals Co. (a)(b)	162,066	41,327
Haynes International, Inc.	60,078	1,750,072
Hecla Mining Co. (b)	2,392,289	3,133,899
Kaiser Aluminum Corp.	76,376	6,806,629
Livent Corp.	709,806	4,485,974
Materion Corp.	97,830	5,913,824
McEwen Mining, Inc. (b)	1,404,726	1,896,380
Olympic Steel, Inc.	44,454	550,341
Paramount Gold Nevada Corp. (a)(b)	22,322	15,849
Reliance Steel & Aluminum Co.	323,614	26,947,338
Royal Gold, Inc.	322,064	28,338,411
Ryerson Holding Corp. (a)	81,593	629,898
Schnitzer Steel Industries, Inc. Class A	136,606	2,883,753
Solitario Exploration & Royalty Corp. (a)	56,754	17,594
Steel Dynamics, Inc.	1,106,001	27,815,925
SunCoke Energy, Inc.	310,446	2,278,674
Synalloy Corp.	36,188	671,649
TimkenSteel Corp. (a)(b)	189,105	1,344,537
U.S. Antimony Corp. (a)(b)	139,038	78,696
U.S. Gold Corp. (a)	6,781	9,019
United States Steel Corp. (b)	827,106	9,776,393
Universal Stainless & Alloy Products, Inc. (a)	38,127	484,213
Warrior Metropolitan Coal, Inc.	207,246	5,349,019
Worthington Industries, Inc.	191,427	6,535,318
		221,178,166
Paper & Forest Products - 0.2%
Boise Cascade Co.	191,889	4,259,936
Clearwater Paper Corp. (a)	80,070	1,289,928
Domtar Corp.	307,511	12,930,838
Louisiana-Pacific Corp.	607,673	13,867,098
Mercer International, Inc. (SBI)	214,087	3,067,867
Neenah, Inc.	83,987	4,800,697
P.H. Glatfelter Co.	220,222	3,210,837
Resolute Forest Products	436,776	2,808,470
Schweitzer-Mauduit International, Inc.	156,946	4,910,840
Verso Corp. (a)	164,546	2,833,482
		53,979,993

TOTAL MATERIALS		929,849,264

REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Acadia Realty Trust (SBI)	414,129	11,326,428
Agree Realty Corp. (b)	191,087	12,793,275
Alexander & Baldwin, Inc.	345,572	7,972,346
Alexanders, Inc.	19,042	7,007,456
American Assets Trust, Inc.	186,798	8,478,761
American Campus Communities, Inc.	669,271	31,000,633
American Finance Trust, Inc.	307,924	3,220,885
American Homes 4 Rent Class A	1,238,857	30,240,499
Americold Realty Trust (b)	896,060	28,046,678
Apple Hospitality (REIT), Inc.	1,040,921	16,071,820
Armada Hoffler Properties, Inc.	242,663	4,003,940
Ashford Hospitality Trust, Inc.	453,502	2,022,619
Bluerock Residential Growth (REIT), Inc.	113,385	1,297,124
Braemar Hotels & Resorts, Inc.	164,484	1,717,213
Brandywine Realty Trust (SBI)	890,781	13,459,701
Brixmor Property Group, Inc.	1,445,819	24,795,796
BRT Realty Trust	35,820	452,048
Camden Property Trust (SBI)	462,052	47,757,695
CareTrust (REIT), Inc.	479,923	11,666,928
CatchMark Timber Trust, Inc.	233,015	2,192,671
CBL & Associates Properties, Inc. (b)	849,300	691,585
Cedar Realty Trust, Inc.	422,277	1,195,044
Chatham Lodging Trust	227,926	4,339,711
Chesapeake Lodging Trust	298,425	8,585,687
CIM Commercial Trust Corp. (b)	35,238	734,712
City Office REIT, Inc.	196,734	2,319,494
Clipper Realty, Inc.	58,110	742,065
Colony Capital, Inc.	2,374,988	12,326,188
Columbia Property Trust, Inc.	572,208	12,233,807
Community Healthcare Trust, Inc.	90,983	3,560,165
Condor Hospitality Trust, Inc.	248	2,411
CorEnergy Infrastructure Trust, Inc. (b)	59,896	2,311,387
CorePoint Lodging, Inc.	196,341	2,379,653
CoreSite Realty Corp.	177,829	20,756,201
Corporate Office Properties Trust (SBI)	551,979	15,367,095
Corrections Corp. of America	589,367	12,907,137
Cousins Properties, Inc.	1,981,571	17,933,218
CubeSmart	901,491	30,398,277
CyrusOne, Inc.	527,911	31,167,865
DDR Corp.	699,919	8,937,966
DiamondRock Hospitality Co.	940,110	9,316,490
Douglas Emmett, Inc.	774,195	31,192,317
Easterly Government Properties, Inc. (b)	327,510	6,029,459
EastGroup Properties, Inc.	176,571	19,599,381
Empire State Realty Trust, Inc.	668,328	10,265,518
EPR Properties	363,489	28,388,491
Equity Commonwealth	576,485	18,776,116
Equity Lifestyle Properties, Inc.	433,800	52,776,108
Essential Properties Realty Trust, Inc.	254,711	5,415,156
Farmland Partners, Inc. (b)	178,574	1,105,373
First Industrial Realty Trust, Inc.	621,086	21,557,895
Four Corners Property Trust, Inc.	349,441	10,049,923
Franklin Street Properties Corp.	530,622	3,841,703
Front Yard Residential Corp. Class B	237,862	2,721,141
Gaming & Leisure Properties	963,589	38,052,130
Getty Realty Corp.	176,960	5,478,682
Gladstone Commercial Corp.	160,908	3,390,332
Gladstone Land Corp.	75,310	933,844
Global Medical REIT, Inc.	143,269	1,527,248
Global Net Lease, Inc.	407,399	7,500,216
Global Self Storage, Inc.	69,168	253,847
Government Properties Income Trust (b)	235,007	5,619,017
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	300,488	7,785,644
Healthcare Realty Trust, Inc.	624,765	20,142,424
Healthcare Trust of America, Inc.	1,002,287	28,855,843
Hersha Hospitality Trust	176,585	3,010,774
Highwoods Properties, Inc. (SBI)	498,336	21,857,017
Hospitality Properties Trust (SBI)	789,113	19,625,240
Hudson Pacific Properties, Inc.	753,173	25,163,510
Independence Realty Trust, Inc.	439,844	4,829,487
Industrial Logistics Properties Trust	321,553	6,064,490
Investors Real Estate Trust	60,813	3,520,465
Invitation Homes, Inc.	1,627,292	41,707,494
iStar Financial, Inc. (b)	328,567	3,617,523
JBG SMITH Properties	578,167	22,831,815
Jernigan Capital, Inc. (b)	93,678	1,978,479
Kilroy Realty Corp.	485,122	35,758,343
Kite Realty Group Trust	421,891	6,412,743
Lamar Advertising Co. Class A	412,727	32,279,379
Lexington Corporate Properties Trust	1,022,160	9,373,207
Liberty Property Trust (SBI)	711,805	33,789,383
Life Storage, Inc.	224,285	21,594,160
LTC Properties, Inc.	200,424	8,968,974
Mack-Cali Realty Corp.	451,257	10,252,559
Medical Properties Trust, Inc.	1,832,026	32,573,422
Monmouth Real Estate Investment Corp. Class A	459,015	6,398,669
National Health Investors, Inc.	210,135	16,506,104
National Retail Properties, Inc.	787,459	42,152,680
National Storage Affiliates Trust	294,178	8,763,563
New Senior Investment Group, Inc.	420,401	2,770,443
NexPoint Residential Trust, Inc.	108,812	4,361,185
NorthStar Realty Europe Corp.	242,166	3,988,474
Omega Healthcare Investors, Inc.	1,022,905	36,435,876
One Liberty Properties, Inc.	71,120	2,029,765
Outfront Media, Inc.	677,987	16,712,380
Paramount Group, Inc.	1,017,830	14,504,078
Park Hotels & Resorts, Inc.	963,240	26,604,689
Pebblebrook Hotel Trust	638,742	17,776,190
Pennsylvania Real Estate Investment Trust (SBI) (b)	307,135	1,968,735
Physicians Realty Trust	912,576	16,709,267
Piedmont Office Realty Trust, Inc. Class A	610,983	12,421,284
Plymouth Industrial REIT, Inc.	40,088	712,765
Potlatch Corp.	326,925	11,001,026
Power (REIT) (a)	1,204	7,212
Preferred Apartment Communities, Inc. Class A	216,949	3,406,099
PS Business Parks, Inc.	96,704	15,561,608
QTS Realty Trust, Inc. Class A (b)	264,516	12,212,704
Ramco-Gershenson Properties Trust (SBI)	391,200	4,760,904
Rayonier, Inc.	628,877	17,702,888
Regional Health Properties, Inc. (a)	3,317	5,888
Retail Opportunity Investments Corp.	578,573	9,685,312
Retail Properties America, Inc.	1,080,030	12,841,557
Rexford Industrial Realty, Inc.	508,323	19,214,609
RLJ Lodging Trust	851,741	14,624,393
Ryman Hospitality Properties, Inc.	251,337	20,094,393
Sabra Health Care REIT, Inc.	871,012	16,801,821
Safety Income and Growth, Inc. (b)	45,219	1,234,027
Saul Centers, Inc.	59,199	3,178,394
Senior Housing Properties Trust (SBI)	1,174,764	9,257,140
Seritage Growth Properties	136,941	5,726,873
Sotherly Hotels, Inc.	41,362	292,429
Spirit MTA REIT	216,120	1,519,324
Spirit Realty Capital, Inc. (b)	416,090	17,750,399
Stag Industrial, Inc.	595,391	17,373,509
Store Capital Corp.	950,629	32,530,524
Summit Hotel Properties, Inc.	508,627	5,813,607
Sun Communities, Inc.	412,256	52,055,565
Sunstone Hotel Investors, Inc.	1,112,988	14,936,299
Tanger Factory Outlet Centers, Inc. (b)	477,325	8,095,432
Taubman Centers, Inc.	298,198	13,228,063
Terreno Realty Corp.	296,694	13,561,883
The GEO Group, Inc.	603,677	13,238,637
TIER REIT, Inc.	266,472	7,173,426
UMH Properties, Inc. (b)	171,977	2,289,014
Uniti Group, Inc. (b)	882,016	8,476,174
Universal Health Realty Income Trust (SBI)	64,041	5,249,441
Urban Edge Properties	574,550	9,910,988
Urstadt Biddle Properties, Inc. Class A	158,397	3,465,726
VEREIT, Inc.	4,688,997	41,638,293
VICI Properties, Inc.	1,712,683	37,987,309
Washington Prime Group, Inc. (b)	898,894	3,685,465
Washington REIT (SBI)	381,338	10,147,404
Weingarten Realty Investors (SBI)	588,921	16,607,572
Wheeler REIT, Inc. (a)(b)	33,737	56,341
Whitestone REIT Class B	198,061	2,509,433
WP Carey, Inc.	817,662	67,874,123
Xenia Hotels & Resorts, Inc. (b)	538,409	11,258,132
		1,967,054,453
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	41,339
Altisource Portfolio Solutions SA (a)(b)	52,112	1,049,015
American Realty Investments, Inc. (a)	1,984	22,876
Boston Omaha Corp. (a)(b)	44,157	1,065,508
Colony NorthStar Credit Real Estate, Inc.	413,633	6,291,358
Consolidated-Tomoka Land Co.	28,508	1,704,778
eXp World Holdings, Inc. (a)(b)	184,940	1,886,388
Forestar Group, Inc. (a)	50,579	905,870
FRP Holdings, Inc. (a)(b)	35,320	1,643,086
Griffin Industrial Realty, Inc.	7,815	290,327
HFF, Inc.	187,815	8,109,852
Howard Hughes Corp. (a)	190,977	19,640,075
InterGroup Corp. (a)	829	25,285
J.W. Mays, Inc. (a)	15	548
Jones Lang LaSalle, Inc.	219,620	27,331,709
Kennedy-Wilson Holdings, Inc.	630,119	12,948,945
Legacy Housing Corp.	19,089	246,630
Marcus & Millichap, Inc. (a)	108,056	3,300,030
Maui Land & Pineapple, Inc. (a)(b)	29,867	308,227
Newmark Group, Inc.	754,049	6,017,311
RE/MAX Holdings, Inc.	89,260	2,643,881
Realogy Holdings Corp. (b)	551,107	3,907,349
Redfin Corp. (a)(b)	340,359	5,364,058
Retail Value, Inc.	73,687	2,352,089
Stratus Properties, Inc. (a)	12,864	361,478
Tejon Ranch Co. (a)	122,777	1,987,760
The St. Joe Co. (a)(b)	299,484	4,770,780
Transcontinental Realty Investors, Inc. (a)	1,582	43,521
Trinity Place Holdings, Inc. (a)	36,266	147,965
Twin River Worldwide Holdings, Inc. (a)	129,972	3,917,356
		118,325,394

TOTAL REAL ESTATE		2,085,379,847

UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	259,242	21,229,327
El Paso Electric Co.	197,337	11,485,013
Genie Energy Ltd. Class B	91,391	853,592
Hawaiian Electric Industries, Inc.	528,729	21,963,403
IDACORP, Inc.	246,404	24,706,929
MGE Energy, Inc.	176,713	11,705,469
OGE Energy Corp.	952,273	39,576,466
Otter Tail Corp.	197,003	9,785,139
PNM Resources, Inc.	397,701	18,735,694
Portland General Electric Co.	433,507	22,915,180
Spark Energy, Inc. Class A, (b)	72,291	708,452
Vistra Energy Corp.	1,894,024	44,623,205
		228,287,869
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	81,447	7,393,759
National Fuel Gas Co.	412,252	21,977,154
New Jersey Resources Corp.	436,695	20,721,178
Northwest Natural Holding Co.	140,565	9,673,683
ONE Gas, Inc.	257,743	22,567,977
RGC Resources, Inc.	49,903	1,358,859
South Jersey Industries, Inc. (b)	439,279	13,859,252
Southwest Gas Holdings, Inc.	259,966	22,133,505
Spire, Inc.	243,565	20,293,836
UGI Corp.	833,783	43,031,541
		183,010,744
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (b)	105,552	1,139,962
NRG Yield, Inc.:
Class A	157,222	2,252,991
Class C	369,301	5,539,515
Ormat Technologies, Inc.	249,851	14,751,203
Pattern Energy Group, Inc.	442,586	9,387,249
Terraform Power, Inc.	401,682	5,422,707
		38,493,627
Multi-Utilities - 0.4%
Avangrid, Inc.	274,552	13,744,073
Avista Corp.	317,623	13,263,936
Black Hills Corp.	264,352	20,143,622
MDU Resources Group, Inc.	948,104	23,399,207
NorthWestern Energy Corp.	243,045	17,241,612
Unitil Corp.	75,558	4,296,228
		92,088,678
Water Utilities - 0.4%
American States Water Co.	189,117	13,794,194
Aqua America, Inc. (b)	1,016,948	40,210,124
AquaVenture Holdings Ltd. (a)(b)	64,656	1,146,351
Artesian Resources Corp. Class A	37,388	1,331,387
Cadiz, Inc. (a)(b)	116,064	1,204,744
California Water Service Group	237,826	11,705,796
Connecticut Water Service, Inc.	57,506	4,016,219
Middlesex Water Co.	83,645	4,948,438
Pure Cycle Corp. (a)	68,372	644,064
Select Energy Services, Inc. Class A (a)	300,092	3,210,984
SJW Corp.	116,431	7,175,643
York Water Co.	56,219	1,938,431
		91,326,375

TOTAL UTILITIES		633,207,293

TOTAL COMMON STOCKS
(Cost $18,117,998,208)		22,628,043,985

Money Market Funds - 13.4%
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)
(Cost $3,033,637,376)	3,033,331,257	3,033,634,590
TOTAL INVESTMENT IN SECURITIES - 113.3%
(Cost $21,151,635,584)		25,661,678,575
NET OTHER ASSETS (LIABILITIES) - (13.3)%		(3,006,152,679)
NET ASSETS - 100%		$22,655,525,896

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	241	June 2019	$17,671,325	$(256,329)	$(256,329)
CME E-mini S&P MidCap 400 Index Contracts (United States)	64	June 2019	11,585,280	(164,314)	(164,314)
TOTAL FUTURES CONTRACTS					$(420,643)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$468,360
Fidelity Securities Lending Cash Central Fund	4,255,542
Total	$4,723,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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